Performance Management	Oct. 31, 2025
Combined Eaton Vance Government Income Funds | Eaton Vance Government Opportunities Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns over time compare with those of one or more indexes intended to measure broad market performance. The Fund’s primary benchmark index was changed from the ICE BofA US Mortgage Backed Securities Index to the Bloomberg US Universal Index effective May 1, 2024 to comply with the regulation that requires the Fund’s primary benchmark to represent the overall applicable market. The additional index(es) in the table provide a means to compare the Fund’s average annual returns to a benchmark that the investment adviser believes is representative of the Fund’s investment universe. The returns in the bar chart are for Class A shares and do not reflect a sales charge. If the sales charge was reflected, the returns would be lower. Past performance (both before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated Fund performance information can be obtained by visiting www.eatonvance.com.

Performance Past Does Not Indicate Future [Text]	Past performance (both before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns over time compare with those of one or more indexes intended to measure broad market performance. The Fund’s primary benchmark index was changed from the ICE BofA US Mortgage Backed Securities Index to the Bloomberg US Universal Index effective May 1, 2024 to comply with the regulation that requires the Fund’s primary benchmark to represent the overall applicable market. The additional index(es) in the table provide a means to compare the Fund’s average annual returns to a benchmark that the investment adviser believes is representative of the Fund’s investment universe.
Bar Chart Does Not Reflect Sales Loads [Text]	The returns in the bar chart are for Class A shares and do not reflect a sales charge. If the sales charge was reflected, the returns would be lower.
Bar Chart [Table]
Bar Chart Closing [Text Block]

High Quarter	December 31, 2023	6.51%
Low Quarter	December 31, 2024	-3.59%

Performance Table Heading	Average Annual Total Return (for the calendar periods ended December 31, 2025)
Performance Table Does Reflect Sales Loads	These returns reflect the maximum current sales charge for Class A (3.25%) and any applicable contingent deferred sales charge (“CDSC”) for Class C.
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the highest historical individual U.S. federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and the actual characterization of distributions, and may differ from those shown.
Performance Table Not Relevant to Tax Deferred	After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or to shares held by non-taxable entities.
Performance Table Explanation after Tax Higher	Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period. Also, Return After Taxes on Distributions and Sale of Fund Shares for a period may be greater than or equal to Return Before Taxes and/or Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.
Performance [Table]

	One Year	Five Years	Ten Years
Class A Return Before Taxes	6.95%	0.93%	1.41%
Class A Return After Taxes on Distributions	4.67%	-0.71%	-0.07%
Class A Return After Taxes on Distributions and Sale of Class A Shares	4.12%	0.02%	0.43%
Class C Return Before Taxes	8.46%	0.84%	0.98%
Class I Return Before Taxes	10.75%	1.87%	2.00%
Class R Return Before Taxes	10.23%	1.34%	1.48%
Bloomberg U.S. Universal Index (reflects no deduction for fees, expenses or taxes)	7.58%	0.06%	2.43%
ICE BofA U.S. Mortgage Backed Securities Index (reflects no deduction for fees, expenses or taxes)	8.33%	0.06%	1.58%

Performance Table One Class of after Tax Shown [Text]	After-tax returns for other Classes of shares will vary from the after-tax returns presented for Class A shares.
Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deduction for fees, expenses or taxesreflects no deduction for fees, expenses or taxes
Performance Table Closing [Text Block]
These returns reflect the maximum current sales charge for Class A (3.25%) and any applicable contingent deferred sales charge (“CDSC”) for Class C. Effective November 5, 2020, Class C shares automatically convert to Class A shares eight years after purchase. The average annual total returns listed for Class C reflect conversion to Class A shares after eight years. Prior to November 5, 2020, Class C shares automatically converted to Class A shares ten years after purchase. Investors cannot invest directly in an Index.
BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”). BARCLAYS® is a trademark and service mark of Barclays Bank Plc (collectively with its affiliates, “Barclays”), used under license. Bloomberg or Bloomberg’s licensors, including Barclays, own all proprietary rights in the Bloomberg Barclays Indices. Neither Bloomberg nor Barclays is affiliated with Eaton Vance, and neither approves, endorses, reviews or recommends the Fund. Neither Bloomberg nor Barclays guarantees the timeliness, accurateness or completeness of any data or information relating to Bloomberg U.S. Universal Index, and neither shall be liable in any way to Eaton Vance, investors in the Fund or other third parties in respect of the use or accuracy of Bloomberg U.S. Universal Index  or any data included therein.
ICE® BofA® indices are not for redistribution or other uses; provided “as is”, without warranties, and with no liability.  Eaton Vance  has prepared this report and ICE Data Indices, LLC does not endorse it, or guarantee, review, or endorse Eaton Vance’s products.  BofA® is a licensed registered trademark of Bank of America Corporation in the United States and other countries.
After-tax returns are calculated using the highest historical individual U.S. federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and the actual characterization of distributions, and may differ from those shown. After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or to shares held by non-taxable entities. After-tax returns for other Classes of shares will vary from the after-tax returns presented for Class A shares.  Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period. Also, Return After Taxes on Distributions and Sale of Fund Shares for a period may be greater than or equal to Return Before Taxes and/or Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.

Performance Availability Website Address [Text]	www.eatonvance.com
Combined Eaton Vance Government Income Funds | Eaton Vance Government Opportunities Fund | A
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	High Quarter
Highest Quarterly Return	6.51%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Low Quarter
Lowest Quarterly Return	(3.59%)
Lowest Quarterly Return, Date	Dec. 31, 2024
Combined Eaton Vance Government Income Funds | Eaton Vance Short Duration Government Income Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns over time compare with those of one or more indexes intended to measure broad market performance. The Fund’s primary benchmark index was changed from the ICE BofA 1-3 Year Treasury Index to the Bloomberg US Universal Index effective May 1, 2024 to comply with the regulation that requires the Fund’s primary benchmark to represent the overall applicable market. The additional index(es) in the table provide a means to compare the Fund’s average annual returns to a benchmark that the investment adviser believes is representative of the Fund’s investment universe. The returns in the bar chart are for Class A shares and do not reflect a sales charge. If the sales charge was reflected, the returns would be lower. Past performance (both before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The Fund’s performance reflects the effects of expense reductions. Absent these reductions, performance for would have been lower. Updated Fund performance information can be obtained by visiting www.eatonvance.com.

Performance Past Does Not Indicate Future [Text]	Past performance (both before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns over time compare with those of one or more indexes intended to measure broad market performance. The Fund’s primary benchmark index was changed from the ICE BofA 1-3 Year Treasury Index to the Bloomberg US Universal Index effective May 1, 2024 to comply with the regulation that requires the Fund’s primary benchmark to represent the overall applicable market. The additional index(es) in the table provide a means to compare the Fund’s average annual returns to a benchmark that the investment adviser believes is representative of the Fund’s investment universe.
Bar Chart Does Not Reflect Sales Loads [Text]	The returns in the bar chart are for Class A shares and do not reflect a sales charge. If the sales charge was reflected, the returns would be lower.
Bar Chart [Table]
Bar Chart Closing [Text Block]

High Quarter	March 31, 2025	3.07%
Low Quarter	September 30, 2022	-2.02%

Performance Table Heading	Average Annual Total Return (for the calendar periods ended December 31, 2025)
Performance Table Does Reflect Sales Loads	These returns reflect the maximum current sales charge for Class A (2.25%) and any applicable contingent deferred sales charge (“CDSC”) for Class C.
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the highest historical individual U.S. federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and the actual characterization of distributions, and may differ from those shown.
Performance Table Not Relevant to Tax Deferred	After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or to shares held by non-taxable entities.
Performance Table Explanation after Tax Higher	Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period. Also, Return After Taxes on Distributions and Sale of Fund Shares for a period may be greater than or equal to Return Before Taxes and/or Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.
Performance [Table]

	One Year	Five Years	Ten Years
Advisers Class Return Before Taxes	5.22%	1.70%	1.76%
Class A Return Before Taxes	5.24%	1.70%	1.76%
Class A Return After Taxes on Distributions	3.09%	0.06%	0.44%
Class A Return After Taxes on Distributions and Sale of Class A Shares	3.25%	0.63%	0.78%
Class C Return Before Taxes	6.24%	1.59%	1.50%
Class I Return Before Taxes	8.13%	2.45%	2.25%
Bloomberg U.S. Universal Index (reflects no deduction for fees, expenses or taxes)	7.58%	0.06%	2.43%
ICE BofA 1-3 Year Treasury Index (reflects no deduction for fees, expenses or taxes)	5.09%	1.79%	1.84%

Performance Table One Class of after Tax Shown [Text]	After-tax returns for other Classes of shares will vary from the after-tax returns presented for Class A shares.
Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deduction for fees, expenses or taxesreflects no deduction for fees, expenses or taxes
Performance Table Closing [Text Block]
These returns reflect the maximum current sales charge for Class A (2.25%) and any applicable contingent deferred sales charge (“CDSC”) for Class C. Effective November 5, 2020, Class C shares automatically convert to Class A shares eight years after purchase. The average annual total returns listed for Class C reflect conversion to Class A shares after eight years. Prior to November 5, 2020, Class C shares automatically converted to Class A shares ten years after purchase. Advisers Class performance shown above for the period prior to May 17, 2021 (commencement of operations) is the performance of Class A shares at net asset value without adjustment for Class A’s sales charge and without adjustment for any differences in the expenses of the two classes. If adjusted for such differences, returns would be different. Investors cannot invest directly in an Index.
BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”). BARCLAYS® is a trademark and service mark of Barclays Bank Plc (collectively with its affiliates, “Barclays”), used under license. Bloomberg or Bloomberg’s licensors, including Barclays, own all proprietary rights in the Bloomberg Barclays Indices. Neither Bloomberg nor Barclays is affiliated with Eaton Vance, and neither approves, endorses, reviews or recommends the Fund. Neither Bloomberg nor Barclays guarantees the timeliness, accurateness or completeness of any data or information relating to Bloomberg U.S. Universal Index, and neither shall be liable in any way to Eaton Vance, investors in the Fund or other third parties in respect of the use or accuracy of Bloomberg U.S. Universal Index  or any data included therein.
ICE® BofA® indices are not for redistribution or other uses; provided “as is”, without warranties, and with no liability.  Eaton Vance  has prepared this report and ICE Data Indices, LLC does not endorse it, or guarantee, review, or endorse Eaton Vance’s products.  BofA® is a licensed registered trademark of Bank of America Corporation in the United States and other countries.
After-tax returns are calculated using the highest historical individual U.S. federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and the actual characterization of distributions, and may differ from those shown. After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or to shares held by non-taxable entities. After-tax returns for other Classes of shares will vary from the after-tax returns presented for Class A shares.  Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period. Also, Return After Taxes on Distributions and Sale of Fund Shares for a period may be greater than or equal to Return Before Taxes and/or Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.

Performance Availability Website Address [Text]	www.eatonvance.com
Combined Eaton Vance Government Income Funds | Eaton Vance Short Duration Government Income Fund | A
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	High Quarter
Highest Quarterly Return	3.07%
Highest Quarterly Return, Date	Mar. 31, 2025
Lowest Quarterly Return, Label [Optional Text]	Low Quarter
Lowest Quarterly Return	(2.02%)
Lowest Quarterly Return, Date	Sep. 30, 2022
Multi-trust Docubuilder Book | Eaton Vance Short Duration High Income Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual total returns over time compare with those of one or more indexes intended to measure broad market performance. The Fund’s primary benchmark index was changed from the ICE BofA U.S. High Yield Cash Pay BB-B 1-3 Year Index to Bloomberg U.S. Universal Index effective May 1, 2024 to comply with the regulation that requires the Fund’s primary benchmark to represent the overall applicable market. The additional index(es) in the table provide a means to compare the Fund’s average annual returns to a benchmark that the investment adviser believes is representative of the Fund’s investment universe. The returns in the bar chart are for Class A shares and do not reflect a sales charge. If the sales charge was reflected, the returns would be lower. Past performance (both before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The Fund’s performance reflects the effects of expense reductions. Absent these reductions, performance would have been lower. Updated Fund performance information can be obtained by visiting www.eatonvance.com.

Performance Past Does Not Indicate Future [Text]	Past performance (both before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual total returns over time compare with those of one or more indexes intended to measure broad market performance. The Fund’s primary benchmark index was changed from the ICE BofA U.S. High Yield Cash Pay BB-B 1-3 Year Index to Bloomberg U.S. Universal Index effective May 1, 2024 to comply with the regulation that requires the Fund’s primary benchmark to represent the overall applicable market. The additional index(es) in the table provide a means to compare the Fund’s average annual returns to a benchmark that the investment adviser believes is representative of the Fund’s investment universe.
Bar Chart Does Not Reflect Sales Loads [Text]	The returns in the bar chart are for Class A shares and do not reflect a sales charge. If the sales charge was reflected, the returns would be lower.
Bar Chart [Table]
Bar Chart Closing [Text Block]

High Quarter	June 30, 2020	5.55%
Low Quarter	March 31, 2020	-9.07%

Performance Table Heading	Average Annual Total Return (for the calendar periods ended December 31, 2025)
Performance Table Does Reflect Sales Loads	These returns reflect the maximum current sales charge for Class A (3.25%).
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the highest historical individual U.S. federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and the actual characterization of distributions, and may differ from those shown.
Performance Table Not Relevant to Tax Deferred	After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or to shares held by non-taxable entities.
Performance Table Explanation after Tax Higher	Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period. Also, Return After Taxes on Distributions and Sale of Fund Shares for a period may be greater than or equal to Return Before Taxes and/or Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.
Performance [Table]

	One Year	Five Years	Ten Years
Class A Return Before Taxes	3.18%	3.83%	4.30%
Class A Return After Taxes on Distributions	0.74%	1.59%	2.22%
Class A Return After Taxes on Distributions and Sale of Class A Shares	1.84%	1.93%	2.36%
Class I Return Before Taxes	6.91%	4.78%	4.91%
Bloomberg U.S. Universal Index (reflects on deduction for fees, expenses or taxes)	7.58%	0.06%	2.43%
ICE BofA U.S. High Yield Cash Pay BB-B 1-3 Year Index (reflects on deduction for fees, expenses or taxes)	7.46%	5.30%	5.50%

Performance Table One Class of after Tax Shown [Text]	After-tax returns for other Classes of shares will vary from the after-tax returns presented for Class A shares.
Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects on deduction for fees, expenses or taxesreflects on deduction for fees, expenses or taxes
Performance Table Closing [Text Block]
These returns reflect the maximum current sales charge for Class A (3.25%).   Investors cannot invest directly in an Index.
BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”). BARCLAYS® is a trademark and service mark of Barclays Bank Plc (collectively with its affiliates, “Barclays”), used under license. Bloomberg or Bloomberg’s licensors, including Barclays, own all proprietary rights in the Bloomberg Barclays Indices. Neither Bloomberg nor Barclays is affiliated with Eaton Vance, and neither approves, endorses, reviews or recommends the Fund. Neither Bloomberg nor Barclays guarantees the timeliness, accurateness or completeness of any data or information relating to Bloomberg U.S. Universal Index, and neither shall be liable in any way to Eaton Vance, investors in the Fund or other third parties in respect of the use or accuracy of Bloomberg U.S. Universal Index  or any data included therein.
ICE® BofA® indices are not for redistribution or other uses; provided “as is”, without warranties, and with no liability.  Eaton Vance  has prepared this report and ICE Data Indices, LLC does not endorse it, or guarantee, review, or endorse Eaton Vance’s products.  BofA® is a licensed registered trademark of Bank of America Corporation in the United States and other countries.
After-tax returns are calculated using the highest historical individual U.S. federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and the actual characterization of distributions, and may differ from those shown. After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or to shares held by non-taxable entities. After-tax returns for other Classes of shares will vary from the after-tax returns presented for Class A shares.  Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period. Also, Return After Taxes on Distributions and Sale of Fund Shares for a period may be greater than or equal to Return Before Taxes and/or Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.

Performance Availability Website Address [Text]	www.eatonvance.com
Multi-trust Docubuilder Book | Eaton Vance Short Duration High Income Fund | A
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	High Quarter
Highest Quarterly Return	5.55%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Low Quarter
Lowest Quarterly Return	(9.07%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Eaton Vance Floating-Rate Funds | Eaton Vance Floating-Rate Advantage Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns over time compare with those of one or more indexes intended to measure broad market performance. The Fund’s primary benchmark index was changed from the Morningstar® LSTA® US Leveraged Loan Index to the Bloomberg U.S. Universal Index effective May 1, 2024 to comply with the regulation that requires the Fund’s primary benchmark to represent the overall applicable market. The additional index(es) in the table provide a means to compare the Fund’s average annual returns to a benchmark that the investment adviser believes is representative of the Fund’s investment universe. The returns in the bar chart are for Class A shares and do not reflect a sales charge. If the sales charge was reflected, the returns would be lower. Past performance (both before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated Fund performance information can be obtained by visiting www.eatonvance.com.

Performance Past Does Not Indicate Future [Text]	Past performance (both before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns over time compare with those of one or more indexes intended to measure broad market performance. The Fund’s primary benchmark index was changed from the Morningstar® LSTA® US Leveraged Loan Index to the Bloomberg U.S. Universal Index effective May 1, 2024 to comply with the regulation that requires the Fund’s primary benchmark to represent the overall applicable market. The additional index(es) in the table provide a means to compare the Fund’s average annual returns to a benchmark that the investment adviser believes is representative of the Fund’s investment universe.
Bar Chart Does Not Reflect Sales Loads [Text]	The returns in the bar chart are for Class A shares and do not reflect a sales charge. If the sales charge was reflected, the returns would be lower.
Bar Chart [Table]
Bar Chart Closing [Text Block]

High Quarter	June 30, 2020	10.68%
Low Quarter	March 31, 2020	-15.79%

Performance Table Heading	Average Annual Total Return (for the calendar periods ended December 31, 2025)
Performance Table Does Reflect Sales Loads	These returns reflect the maximum current sales charge for Class A (3.25%) and any applicable contingent deferred sales charge (“CDSC”) for Class C.
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the highest historical individual U.S. federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and the actual characterization of distributions, and may differ from those shown.
Performance Table Not Relevant to Tax Deferred	After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or to shares held by non-taxable entities.
Performance Table Explanation after Tax Higher	Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period. Also, Return After Taxes on Distributions and Sale of Fund Shares for a period may be greater than or equal to Return Before Taxes and/or Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.
Performance [Table]

	One Year	Five Years	Ten Years
Advisers Class Return Before Taxes	4.23%	5.61%	5.55%
Class A Return Before Taxes	0.81%	4.92%	5.20%
Class A Return After Taxes on Distributions	-2.30%	1.99%	2.70%
Class A Return After Taxes on Distributions and Sale of Class A Shares	0.44%	2.47%	2.88%
Class C Return Before Taxes	2.85%	5.09%	5.03%
Class I Return Before Taxes	4.49%	5.88%	5.81%
Class R6 Return Before Taxes	4.53%	5.94%	5.85%
Bloomberg U.S. Universal Index (reflects no deduction for fees, expenses or taxes)	7.58%	0.06%	2.43%
Morningstar® LSTA® U.S. Leveraged Loan Index (reflects no deduction for fees, expenses or taxes)	5.90%	6.42%	5.82%

Performance Table Footnotes, Reason Performance Information for Class Different from Immediately Preceding Period [Text]	The Class R6 performance shown above for the period prior to May 31, 2019 (commencement of operations) is the performance of Class I shares at net asset value without adjustment for any differences in the expenses of the two classes. If adjusted for such differences returns would be different.
Performance Table One Class of after Tax Shown [Text]	After-tax returns for other Classes of shares will vary from the after-tax returns presented for Class A shares.
Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deduction for fees, expenses or taxesreflects no deduction for fees, expenses or taxes
Performance Table Closing [Text Block]
These returns reflect the maximum current sales charge for Class A (3.25%) and any applicable contingent deferred sales charge (“CDSC”) for Class C. Effective November 5, 2020, Class C shares automatically convert to Class A shares eight years after purchase. The average annual total returns listed for Class C reflect conversion to Class A shares after eight years. Prior to November 5, 2020, Class C shares automatically converted to Class A shares ten years after purchase. The Class R6 performance shown above for the period prior to May 31, 2019 (commencement of operations) is the performance of Class I shares at net asset value without adjustment for any differences in the expenses of the two classes. If adjusted for such differences returns would be different. Investors cannot invest directly in an Index.
BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”). BARCLAYS® is a trademark and service mark of Barclays Bank Plc (collectively with its affiliates, “Barclays”), used under license. Bloomberg or Bloomberg’s licensors, including Barclays, own all proprietary rights in the Bloomberg Barclays Indices. Neither Bloomberg nor Barclays is affiliated with Eaton Vance, and neither approves, endorses, reviews or recommends the Fund. Neither Bloomberg nor Barclays guarantees the timeliness, accurateness or completeness of any data or information relating to Bloomberg U.S. Universal Index, and neither shall be liable in any way to Eaton Vance, investors in the Fund or other third parties in respect of the use or accuracy of Bloomberg U.S. Universal Index  or any data included therein.
Morningstar® LSTA® US Leveraged Loan Index is a product of Morningstar, Inc. (“Morningstar”) licensed for use by Eaton Vance. Morningstar® is a registered trademark of Morningstar licensed for certain use by Eaton Vance. Loan Syndications and Trading Association® and LSTA® are trademarks of the LSTA licensed for certain use by Morningstar, and further sublicensed by Morningstar for certain use by Eaton Vance. Neither Morningstar nor LSTA guarantees the accuracy and/or completeness of the Morningstar® LSTA® US Leveraged Loan Index or any data included therein, and shall have no liability for any errors, omissions, or interruptions therein.
After-tax returns are calculated using the highest historical individual U.S. federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and the actual characterization of distributions, and may differ from those shown. After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or to shares held by non-taxable entities. After-tax returns for other Classes of shares will vary from the after-tax returns presented for Class A shares.  Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period. Also, Return After Taxes on Distributions and Sale of Fund Shares for a period may be greater than or equal to Return Before Taxes and/or Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.

Performance Availability Website Address [Text]	www.eatonvance.com
Eaton Vance Floating-Rate Funds | Eaton Vance Floating-Rate Advantage Fund | A
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	High Quarter
Highest Quarterly Return	10.68%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Low Quarter
Lowest Quarterly Return	(15.79%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Eaton Vance Floating-Rate Funds | Eaton Vance Floating-Rate Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns over time compare with those of one or more indexes intended to measure broad market performance. The Fund’s primary benchmark index was changed from the Morningstar® LSTA® US Leveraged Loan Index to the Bloomberg U.S. Universal Index effective May 1, 2024 to comply with the regulation that requires the Fund’s primary benchmark to represent the overall applicable market. The additional index(es) in the table provide a means to compare the Fund’s average annual returns to a benchmark that the investment adviser believes is representative of the Fund’s investment universe. The returns in the bar chart are for Class A shares and do not reflect a sales charge. If the sales charge was reflected, the returns would be lower. Past performance (both before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated Fund performance information can be obtained by visiting www.eatonvance.com.

Performance Past Does Not Indicate Future [Text]	Past performance (both before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns over time compare with those of one or more indexes intended to measure broad market performance. The Fund’s primary benchmark index was changed from the Morningstar® LSTA® US Leveraged Loan Index to the Bloomberg U.S. Universal Index effective May 1, 2024 to comply with the regulation that requires the Fund’s primary benchmark to represent the overall applicable market. The additional index(es) in the table provide a means to compare the Fund’s average annual returns to a benchmark that the investment adviser believes is representative of the Fund’s investment universe.
Bar Chart Does Not Reflect Sales Loads [Text]	The returns in the bar chart are for Class A shares and do not reflect a sales charge. If the sales charge was reflected, the returns would be lower.
Bar Chart [Table]
Bar Chart Closing [Text Block]

High Quarter	June 30, 2020	8.34%
Low Quarter	March 31, 2020	-12.03%

Performance Table Heading	Average Annual Total Return (for the calendar periods ended December 31, 2025)
Performance Table Does Reflect Sales Loads	These returns reflect the maximum current sales charge for Class A (3.25%) and any applicable contingent deferred sales charge (“CDSC”) for Class C.
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the highest historical individual U.S. federal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and the actual characterization of distributions, and may differ from those shown.
Performance Table Not Relevant to Tax Deferred	After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or to shares held by non-taxable entities.
Performance Table Explanation after Tax Higher	Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period. Also, Return After Taxes on Distributions and Sale of Fund Shares for a period may be greater than or equal to Return Before Taxes and/or Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.
Performance [Table]

	One Year	Five Years	Ten Years
Advisers Class Return Before Taxes	3.60%	4.84%	4.84%
Class A Return Before Taxes	0.25%	4.16%	4.50%
Class A Return After Taxes on Distributions	-2.64%	1.55%	2.33%
Class A Return After Taxes on Distributions and Sale of Class A Shares	0.12%	2.03%	2.50%
Class C Return Before Taxes	1.86%	4.06%	4.22%
Class I Return Before Taxes	3.86%	5.10%	5.09%
Class R6 Return Before Taxes	3.92%	5.16%	5.16%
Bloomberg U.S. Universal Index (reflects no deduction for fees, expenses or taxes)	7.58%	0.06%	2.43%
Morningstar® LSTA® U.S. Leveraged Loan Index (reflects no deduction for fees, expenses or taxes)	5.90%	6.42%	5.82%

Performance Table Footnotes, Reason Performance Information for Class Different from Immediately Preceding Period [Text]	The Class R6 performance shown above for the period prior to December 1, 2016 (commencement of operations) is the performance of Class I shares at net asset value without adjustment for any differences in the expenses of the two classes. If adjusted for such differences, returns would be different.
Performance Table One Class of after Tax Shown [Text]	After-tax returns for other Classes of shares will vary from the after-tax returns presented for Class A shares.
Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deduction for fees, expenses or taxesreflects no deduction for fees, expenses or taxes
Performance Table Closing [Text Block]
These returns reflect the maximum current sales charge for Class A (3.25%) and any applicable contingent deferred sales charge (“CDSC”) for Class C. Effective November 5, 2020, Class C shares automatically convert to Class A shares eight years after purchase. The average annual total returns listed for Class C reflect conversion to Class A shares after eight years. Prior to November 5, 2020, Class C shares automatically converted to Class A shares ten years after purchase. The Class R6 performance shown above for the period prior to December 1, 2016 (commencement of operations) is the performance of Class I shares at net asset value without adjustment for any differences in the expenses of the two classes. If adjusted for such differences, returns would be different. Investors cannot invest directly in an Index.
BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”). BARCLAYS® is a trademark and service mark of Barclays Bank Plc (collectively with its affiliates, “Barclays”), used under license. Bloomberg or Bloomberg’s licensors, including Barclays, own all proprietary rights in the Bloomberg Barclays Indices. Neither Bloomberg nor Barclays is affiliated with Eaton Vance, and neither approves, endorses, reviews or recommends the Fund. Neither Bloomberg nor Barclays guarantees the timeliness, accurateness or completeness of any data or information relating to Bloomberg U.S. Universal Index, and neither shall be liable in any way to Eaton Vance, investors in the Fund or other third parties in respect of the use or accuracy of Bloomberg U.S. Universal Index  or any data included therein.
Morningstar® LSTA® US Leveraged Loan Index is a product of Morningstar, Inc. (“Morningstar”) licensed for use by Eaton Vance. Morningstar® is a registered trademark of Morningstar licensed for certain use by Eaton Vance. Loan Syndications and Trading Association® and LSTA® are trademarks of the LSTA licensed for certain use by Morningstar, and further sublicensed by Morningstar for certain use by Eaton Vance. Neither Morningstar nor LSTA guarantees the accuracy and/or completeness of the Morningstar® LSTA® US Leveraged Loan Index or any data included therein, and shall have no liability for any errors, omissions, or interruptions therein.
After-tax returns are calculated using the highest historical individual U.S. federal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and the actual characterization of distributions, and may differ from those shown. After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or to shares held by non-taxable entities. After-tax returns for other Classes of shares will vary from the after-tax returns presented for Class A shares.  Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period. Also, Return After Taxes on Distributions and Sale of Fund Shares for a period may be greater than or equal to Return Before Taxes and/or Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.

Performance Availability Website Address [Text]	www.eatonvance.com
Eaton Vance Floating-Rate Funds | Eaton Vance Floating-Rate Fund | A
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	High Quarter
Highest Quarterly Return	8.34%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Low Quarter
Lowest Quarterly Return	(12.03%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Eaton Vance Floating-Rate Funds | Eaton Vance Floating-Rate & High Income Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns over time compare with those of one or more indexes intended to measure broad market performance. The Fund’s primary benchmark index was changed from the Morningstar® LSTA® US Leveraged Loan Index to the Bloomberg U.S. Universal Index effective May 1, 2024 to comply with the regulation that requires the Fund’s primary benchmark to represent the overall applicable market. The additional index(es) in the table provide a means to compare the Fund’s average annual returns to a benchmark that the investment adviser believes is representative of the Fund’s investment universe. The returns in the bar chart are for Class A shares and do not reflect a sales charge. If the sales charge was reflected, the returns would be lower. Past performance (both before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated Fund performance information can be obtained by visiting www.eatonvance.com.

Performance Past Does Not Indicate Future [Text]	Past performance (both before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns over time compare with those of one or more indexes intended to measure broad market performance. The Fund’s primary benchmark index was changed from the Morningstar® LSTA® US Leveraged Loan Index to the Bloomberg U.S. Universal Index effective May 1, 2024 to comply with the regulation that requires the Fund’s primary benchmark to represent the overall applicable market. The additional index(es) in the table provide a means to compare the Fund’s average annual returns to a benchmark that the investment adviser believes is representative of the Fund’s investment universe.
Bar Chart Does Not Reflect Sales Loads [Text]	The returns in the bar chart are for Class A shares and do not reflect a sales charge. If the sales charge was reflected, the returns would be lower.
Bar Chart [Table]
Bar Chart Closing [Text Block]

High Quarter	June 30, 2020	8.59%
Low Quarter	March 31, 2020	-12.46%

Performance Table Heading	Average Annual Total Return (for the calendar periods ended December 31, 2025)
Performance Table Does Reflect Sales Loads	These returns reflect the maximum current sales charge for Class A (3.25%) and any applicable contingent deferred sales charge (“CDSC”) for Class C.
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the highest historical individual U.S. federal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and the actual characterization of distributions, and may differ from those shown.
Performance Table Not Relevant to Tax Deferred	After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or to shares held by non-taxable entities.
Performance Table Explanation after Tax Higher	Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period. Also, Return After Taxes on Distributions and Sale of Fund Shares for a period may be greater than or equal to Return Before Taxes and/or Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.
Performance [Table]

	One Year	Five Years	Ten Years
Advisers Class Return Before Taxes	4.16%	4.83%	4.98%
Class A Return Before Taxes	0.80%	4.15%	4.63%
Class A Return After Taxes on Distributions	-2.04%	1.61%	2.45%
Class A Return After Taxes on Distributions and Sale of Class A Shares	0.44%	2.05%	2.59%
Class C Return Before Taxes	2.54%	4.07%	4.36%
Class I Return Before Taxes	4.55%	5.11%	5.24%
Class R6 Return Before Taxes	4.49%	5.18%	5.30%
Bloomberg U.S. Universal Index (reflects no deduction for fees, expenses or taxes)	7.58%	0.06%	2.43%
Morningstar® LSTA® U.S. Leveraged Loan Index (reflects no deduction for fees, expenses or taxes)	5.90%	6.42%	5.82%

Performance Table Footnotes, Reason Performance Information for Class Different from Immediately Preceding Period [Text]	The Class R6 performance shown above for the period prior to June 27, 2016 (commencement of operations) is the performance of Class I shares at net asset value without adjustment for any differences in the expenses of the two classes. If adjusted for such differences, returns would be different.
Performance Table One Class of after Tax Shown [Text]	After-tax returns for other Classes of shares will vary from the after-tax returns presented for Class A shares.
Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deduction for fees, expenses or taxesreflects no deduction for fees, expenses or taxes
Performance Table Closing [Text Block]
These returns reflect the maximum current sales charge for Class A (3.25%) and any applicable contingent deferred sales charge (“CDSC”) for Class C. Effective November 5, 2020, Class C shares automatically convert to Class A shares eight years after purchase. The average annual total returns listed for Class C reflect conversion to Class A shares after eight years. Prior to November 5, 2020, Class C shares automatically converted to Class A shares ten years after purchase. The Class R6 performance shown above for the period prior to June 27, 2016 (commencement of operations) is the performance of Class I shares at net asset value without adjustment for any differences in the expenses of the two classes. If adjusted for such differences, returns would be different. Investors cannot invest directly in an Index.
BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”). BARCLAYS® is a trademark and service mark of Barclays Bank Plc (collectively with its affiliates, “Barclays”), used under license. Bloomberg or Bloomberg’s licensors, including Barclays, own all proprietary rights in the Bloomberg Barclays Indices. Neither Bloomberg nor Barclays is affiliated with Eaton Vance, and neither approves, endorses, reviews or recommends the Fund. Neither Bloomberg nor Barclays guarantees the timeliness, accurateness or completeness of any data or information relating to Bloomberg U.S. Universal Index, and neither shall be liable in any way to Eaton Vance, investors in the Fund or other third parties in respect of the use or accuracy of Bloomberg U.S. Universal Index  or any data included therein.
Morningstar® LSTA® US Leveraged Loan Index is a product of Morningstar, Inc. (“Morningstar”) licensed for use by Eaton Vance. Morningstar® is a registered trademark of Morningstar licensed for certain use by Eaton Vance. Loan Syndications and Trading Association® and LSTA® are trademarks of the LSTA licensed for certain use by Morningstar, and further sublicensed by Morningstar for certain use by Eaton Vance. Neither Morningstar nor LSTA guarantees the accuracy and/or completeness of the Morningstar® LSTA® US Leveraged Loan Index or any data included therein, and shall have no liability for any errors, omissions, or interruptions therein.
After-tax returns are calculated using the highest historical individual U.S. federal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and the actual characterization of distributions, and may differ from those shown. After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or to shares held by non-taxable entities. After-tax returns for other Classes of shares will vary from the after-tax returns presented for Class A shares.  Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period. Also, Return After Taxes on Distributions and Sale of Fund Shares for a period may be greater than or equal to Return Before Taxes and/or Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.

Performance Availability Website Address [Text]	www.eatonvance.com
Eaton Vance Floating-Rate Funds | Eaton Vance Floating-Rate & High Income Fund | A
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	High Quarter
Highest Quarterly Return	8.59%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Low Quarter
Lowest Quarterly Return	(12.46%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Eaton Vance Global Income Funds | Eaton Vance Diversified Currency Income Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns over time compare with those of one or more indexes intended to measure broad market performance. Effective August 12, 2025, in connection with the change in the Fund’s name and principal investment strategies, the Fund’s primary benchmark index was changed from the FTSE World Government Bond Index to the J.P. Morgan Government Bond Index: Emerging Markets (JPM GBI-EM) Global Diversified (Unhedged) to comply with the regulation that requires the Fund’s primary benchmark to represent the overall applicable market. Also effective August 12, 2025, the J.P. Morgan Emerging Local Markets Index Plus (ELMI+) replaced the Fund’s blended index as an additional benchmark of the Fund to provide a means to compare the Fund’s average annual returns to a benchmark that the investment adviser believes is representative of the Fund’s investment universe. The returns in the bar chart are for Class A shares and do not reflect a sales charge. If the sales charge was reflected, the returns would be lower. Past performance (both before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The Fund’s performance reflects the effects of expense reductions. Absent these reductions, performance would have been lower. Updated Fund performance information can be obtained by visiting www.eatonvance.com.

Performance Past Does Not Indicate Future [Text]	Past performance (both before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns over time compare with those of one or more indexes intended to measure broad market performance. Effective August 12, 2025, in connection with the change in the Fund’s name and principal investment strategies, the Fund’s primary benchmark index was changed from the FTSE World Government Bond Index to the J.P. Morgan Government Bond Index: Emerging Markets (JPM GBI-EM) Global Diversified (Unhedged) to comply with the regulation that requires the Fund’s primary benchmark to represent the overall applicable market. Also effective August 12, 2025, the J.P. Morgan Emerging Local Markets Index Plus (ELMI+) replaced the Fund’s blended index as an additional benchmark of the Fund to provide a means to compare the Fund’s average annual returns to a benchmark that the investment adviser believes is representative of the Fund’s investment universe.
Bar Chart Does Not Reflect Sales Loads [Text]	The returns in the bar chart are for Class A shares and do not reflect a sales charge. If the sales charge was reflected, the returns would be lower.
Bar Chart [Table]
Bar Chart Closing [Text Block]

High Quarter	December 31, 2023	9.57%
Low Quarter	June 30, 2022	-8.12%

Performance Table Heading	Average Annual Total Return (for the calendar periods ended as of December 31, 2025)
Performance Table Does Reflect Sales Loads	These returns reflect the maximum current sales charge for Class A (3.25%) and any applicable contingent deferred sales charge (“CDSC”) for Class C.
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the highest historical individual U.S. federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and the actual characterization of distributions, and may differ from those shown.
Performance Table Not Relevant to Tax Deferred	After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or to shares held by non-taxable entities.
Performance Table Explanation after Tax Higher	Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period. Also, Return After Taxes on Distributions and Sale of Fund Shares for a period may be greater than or equal to Return Before Taxes and/or Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.
Performance [Table]

	One Year	Five Years	Ten Years
Class A Return Before Taxes	10.77%	-0.45%	2.22%
Class A Return After Taxes on Distributions	7.17%	-1.67%	0.96%
Class A Return After Taxes on Distributions and the Sale of Class A Shares	6.30%	-0.38%	1.65%
Class C Return Before Taxes	12.87%	-0.50%	1.84%
Class I Return Before Taxes	15.07%	0.49%	2.86%
J.P. Morgan Government Bond Index: Emerging Markets (JPM GBI-EM) Global Diversified (Unhedged) (reflects no deduction for fees, expenses or taxes)	19.26%	1.12%	3.88%
J.P. Morgan Emerging Local Markets Index Plus (ELMI+) (reflects no deduction for fees, expenses or taxes)	13.11%	1.77%	2.69%
FTSE World Government Bond Index (reflects no deduction for fees, expenses or taxes)	7.55%	-3.53%	0.54%
Blended Index (reflects no deduction for fees, expenses or taxes)*	9.81%	-2.60%	1.25%
[1]
Performance Table One Class of after Tax Shown [Text]	After-tax returns for other Classes of shares will vary from the after-tax returns presented for Class A shares.
Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deduction for fees, expenses or taxesreflects no deduction for fees, expenses or taxes
Performance Table Closing [Text Block]
These returns reflect the maximum current sales charge for Class A (3.25%) and any applicable contingent deferred sales charge (“CDSC”) for Class C. Effective November 5, 2020, Class C shares automatically convert to Class A shares eight years after purchase. The average annual total returns listed for Class C reflect conversion to Class A shares after eight years. Prior to November 5, 2020, Class C shares automatically converted to Class A shares ten years after purchase. Effective August 12, 2025, the Fund revised its name, principal investment strategy to invest at least 80% of its net assets in (i) securities denominated in foreign currencies; (ii) fixed income instruments issued by foreign entities or sovereign nations; and/or (iii) derivative instruments denominated in or based on the currencies, interest rates, or issues of foreign entities or sovereign nations, changed its primary benchmark as discussed above and added a secondary benchmark, the J.P. Morgan Emerging Local Markets Index Plus (ELMI+). Effective June 26, 2023, the Fund revised its name, principal investment strategies and adopted a policy of investing at least 80% of its net assets in U.S. and non U.S. sovereign investments. Investors cannot invest directly in an Index.
Information has been obtained from sources believed to be reliable but J.P. Morgan does not warrant its completeness or accuracy. The Index(es) is used with permission. The Index(es) may not be copied, used, or distributed without J.P. Morgan’s prior written approval. Copyright 2024, J.P. Morgan Chase & Co. All rights reserved.
After-tax returns are calculated using the highest historical individual U.S. federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and the actual characterization of distributions, and may differ from those shown. After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or to shares held by non-taxable entities. After-tax returns for other Classes of shares will vary from the after-tax returns presented for Class A shares.  Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period. Also, Return After Taxes on Distributions and Sale of Fund Shares for a period may be greater than or equal to Return Before Taxes and/or Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.

Performance Availability Website Address [Text]	www.eatonvance.com
Eaton Vance Global Income Funds | Eaton Vance Diversified Currency Income Fund | A
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	High Quarter
Highest Quarterly Return	9.57%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Low Quarter
Lowest Quarterly Return	(8.12%)
Lowest Quarterly Return, Date	Jun. 30, 2022
Eaton Vance Global Income Funds | Eaton Vance Emerging Markets Local Income Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns over time compare with those of a broad-based securities market index. The returns in the bar chart are for Class A shares and do not reflect a sales charge. If the sales charge was reflected, the returns would be lower. Past performance (both before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The Fund’s performance reflects the effects of expense reductions for certain periods. Absent these reductions, performance would have been lower. Updated Fund performance information can be obtained by visiting www.eatonvance.com.

Performance Past Does Not Indicate Future [Text]	Past performance (both before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns over time compare with those of a broad-based securities market index.
Bar Chart Does Not Reflect Sales Loads [Text]	The returns in the bar chart are for Class A shares and do not reflect a sales charge. If the sales charge was reflected, the returns would be lower.
Bar Chart [Table]
Bar Chart Closing [Text Block]

High Quarter	June 30, 2020	14.14%
Low Quarter	March 31, 2020	-16.32%

Performance Table Heading	Average Annual Total Return (for the calendar periods ended as of December 31, 2025)
Performance Table Does Reflect Sales Loads	These returns reflect the maximum current sales charge for Class A (3.25%) and any applicable contingent deferred sales charge (“CDSC”) for Class C.
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the highest historical individual U.S. federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and the actual characterization of distributions, and may differ from those shown.
Performance Table Not Relevant to Tax Deferred	After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or to shares held by non-taxable entities.
Performance Table Explanation after Tax Higher	Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period. Also, Return After Taxes on Distributions and Sale of Fund Shares for a period may be greater than or equal to Return Before Taxes and/or Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.
Performance [Table]

	One Year	Five Years	Ten Years
Class A Return Before Taxes	21.42%	2.10%	5.45%
Class A Return After Taxes on Distributions	16.40%	-0.43%	3.23%
Class A Return After Taxes on Distributions and Sale of Class A Shares	12.50%	1.34%	4.31%
Class C Return Before Taxes	23.91%	2.03%	5.05%
Class I Return Before Taxes	26.00%	3.06%	6.12%
J.P. Morgan Government Bond Index: Emerging Markets (JPM GBI–EM) Global Diversified (Unhedged) (reflects no deduction for fees, expenses or taxes)	19.26%	1.12%	3.88%

Performance Table One Class of after Tax Shown [Text]	After-tax returns for other Classes of shares will vary from the after-tax returns presented for Class A shares.
Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deduction for fees, expenses or taxes
Performance Table Closing [Text Block]
These returns reflect the maximum current sales charge for Class A (3.25%) and any applicable contingent deferred sales charge (“CDSC”) for Class C. Effective November 5, 2020, Class C shares automatically convert to Class A shares eight years after purchase. The average annual total returns listed for Class C reflect conversion to Class A shares after eight years. Prior to November 5, 2020, Class C shares automatically converted to Class A shares ten years after purchase. Investors cannot invest directly in an Index.
Information has been obtained from sources believed to be reliable but J.P. Morgan does not warrant its completeness or accuracy. The Index(es) is used with permission. The Index(es) may not be copied, used, or distributed without J.P. Morgan’s prior written approval. Copyright 2024, J.P. Morgan Chase & Co. All rights reserved.
After-tax returns are calculated using the highest historical individual U.S. federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and the actual characterization of distributions, and may differ from those shown. After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or to shares held by non-taxable entities. After-tax returns for other Classes of shares will vary from the after-tax returns presented for Class A shares.  Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period. Also, Return After Taxes on Distributions and Sale of Fund Shares for a period may be greater than or equal to Return Before Taxes and/or Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.

Performance Availability Website Address [Text]	www.eatonvance.com
Eaton Vance Global Income Funds | Eaton Vance Emerging Markets Local Income Fund | A
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	High Quarter
Highest Quarterly Return	14.14%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Low Quarter
Lowest Quarterly Return	(16.32%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Eaton Vance Global Income Funds | Eaton Vance Global Macro Absolute Return Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns over time compare with those of one or more indexes intended to measure broad market performance. The Fund’s primary benchmark index was changed from the ICE BofA 3-Month U.S. Treasury Bill Index to the Bloomberg Global Aggregate Index (USD Hedged) effective May 1, 2024 to comply with the regulation that requires the Fund’s primary benchmark to represent the overall applicable market. The additional index in the table provides a means to compare the Fund’s average annual returns to a benchmark that the investment adviser believes is representative of the Fund’s investment universe. The returns in the bar chart are for Class A shares and do not reflect a sales charge. If the sales charge was reflected, the returns would be lower. Past performance (both before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The Fund’s performance for certain periods reflects the effects of expense reductions. Absent these reductions, performance for certain periods would have been lower. Updated Fund performance information can be obtained by visiting www.eatonvance.com.

Performance Past Does Not Indicate Future [Text]	Past performance (both before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns over time compare with those of one or more indexes intended to measure broad market performance. The Fund’s primary benchmark index was changed from the ICE BofA 3-Month U.S. Treasury Bill Index to the Bloomberg Global Aggregate Index (USD Hedged) effective May 1, 2024 to comply with the regulation that requires the Fund’s primary benchmark to represent the overall applicable market. The additional index in the table provides a means to compare the Fund’s average annual returns to a benchmark that the investment adviser believes is representative of the Fund’s investment universe.
Bar Chart Does Not Reflect Sales Loads [Text]	The returns in the bar chart are for Class A shares and do not reflect a sales charge. If the sales charge was reflected, the returns would be lower.
Bar Chart [Table]
Bar Chart Closing [Text Block]

High Quarter	June 30, 2020	6.62%
Low Quarter	March 31, 2020	-6.58%

Performance Table Heading	Average Annual Total Return (for the calendar periods ended as of December 31, 2025)
Performance Table Does Reflect Sales Loads	These returns reflect the maximum current sales charge for Class A (3.25%) and any applicable contingent deferred sales charge (“CDSC”) for Class C.
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the highest historical individual U.S. federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and the actual characterization of distributions, and may differ from those shown.
Performance Table Not Relevant to Tax Deferred	After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or to shares held by non-taxable entities.
Performance Table Explanation after Tax Higher	Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period. Also, Return After Taxes on Distributions and Sale of Fund Shares for a period may be greater than or equal to Return Before Taxes and/or Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.
Performance [Table]

	One Year	Five Years	Ten Years
Class A Return Before Taxes	8.50%	4.88%	4.08%
Class A Return After Taxes on Distributions	5.77%	2.86%	2.44%
Class A Return After Taxes on Distributions and Sale of Class A Shares	5.04%	2.92%	2.53%
Class C Return Before Taxes	10.36%	4.79%	3.67%
Class I Return Before Taxes	12.41%	5.86%	4.71%
Class R Return Before Taxes	11.93%	5.32%	4.19%
Class R6 Return Before Taxes	12.51%	5.92%	4.77%
Bloomberg Global Aggregate Index (USD Hedged) (reflects no deduction for fees, expenses or taxes)	4.86%	0.34%	2.39%
ICE BofA 3-Month U.S. Treasury Bill Index (reflects no deduction for fees, expenses or taxes)	4.18%	3.17%	2.18%

Performance Table Footnotes, Reason Performance Information for Class Different from Immediately Preceding Period [Text]	The Class R6 performance shown above for the period prior to May 31, 2017 (commencement of operations) is the performance of Class I shares at net asset value without adjustment for any differences in the expenses of the two classes. If adjusted for such differences, returns would be different.
Performance Table One Class of after Tax Shown [Text]	After-tax returns for other Classes of shares will vary from the after-tax returns presented for Class A shares.
Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deduction for fees, expenses or taxesreflects no deduction for fees, expenses or taxes
Performance Table Closing [Text Block]
These returns reflect the maximum current sales charge for Class A (3.25%) and any applicable contingent deferred sales charge (“CDSC”) for Class C. Effective November 5, 2020, Class C shares automatically convert to Class A shares eight years after purchase. The average annual total returns listed for Class C reflect conversion to Class A shares after eight years. Prior to November 5, 2020, Class C shares automatically converted to Class A shares ten years after purchase. The Class R6 performance shown above for the period prior to May 31, 2017 (commencement of operations) is the performance of Class I shares at net asset value without adjustment for any differences in the expenses of the two classes. If adjusted for such differences, returns would be different. Investors cannot invest directly in an Index.
ICE® BofA® indices are not for redistribution or other uses; provided “as is”, without warranties, and with no liability.  Eaton Vance  has prepared this report and ICE Data Indices, LLC does not endorse it, or guarantee, review, or endorse Eaton Vance’s products.  BofA® is a licensed registered trademark of Bank of America Corporation in the United States and other countries.
BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”). BARCLAYS® is a trademark and service mark of Barclays Bank Plc (collectively with its affiliates, “Barclays”), used under license. Bloomberg or Bloomberg’s licensors, including Barclays, own all proprietary rights in the Bloomberg Barclays Indices. Neither Bloomberg nor Barclays is affiliated with Eaton Vance, and neither approves, endorses, reviews or recommends the Fund. Neither Bloomberg nor Barclays guarantees the timeliness, accurateness or completeness of any data or information relating to Bloomberg Global Aggregate Index (USD Hedged), and neither shall be liable in any way to Eaton Vance, investors in the Fund or other third parties in respect of the use or accuracy of Bloomberg Global Aggregate Index (USD Hedged)  or any data included therein.
After-tax returns are calculated using the highest historical individual U.S. federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and the actual characterization of distributions, and may differ from those shown. After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or to shares held by non-taxable entities. After-tax returns for other Classes of shares will vary from the after-tax returns presented for Class A shares.  Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period. Also, Return After Taxes on Distributions and Sale of Fund Shares for a period may be greater than or equal to Return Before Taxes and/or Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.

Performance Availability Website Address [Text]	www.eatonvance.com
Eaton Vance Global Income Funds | Eaton Vance Global Macro Absolute Return Fund | A
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	High Quarter
Highest Quarterly Return	6.62%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Low Quarter
Lowest Quarterly Return	(6.58%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Eaton Vance Global Income Funds | Eaton Vance Global Macro Absolute Return Advantage Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns over time compare with those of one or more indexes intended to measure broad market performance. The Fund’s primary benchmark index was changed from the ICE BofA 3-Month U.S. Treasury Bill Index to the Bloomberg Global Aggregate Index (USD Hedged) effective May 1, 2024 to comply with the regulation that requires the Fund’s primary benchmark to represent the overall applicable market. The additional index in the table provides a means to compare the Fund’s average annual returns to a benchmark that the investment adviser believes is representative of the Fund’s investment universe. The returns in the bar chart are for Class A shares and do not reflect a sales charge. If the sales charge was reflected, the returns would be lower. Past performance (both before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The Fund’s performance reflects the effects of expense reductions. Absent these reductions, performance would have been lower. Updated Fund performance information can be obtained by visiting www.eatonvance.com.

Performance Past Does Not Indicate Future [Text]	Past performance (both before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns over time compare with those of one or more indexes intended to measure broad market performance. The Fund’s primary benchmark index was changed from the ICE BofA 3-Month U.S. Treasury Bill Index to the Bloomberg Global Aggregate Index (USD Hedged) effective May 1, 2024 to comply with the regulation that requires the Fund’s primary benchmark to represent the overall applicable market. The additional index in the table provides a means to compare the Fund’s average annual returns to a benchmark that the investment adviser believes is representative of the Fund’s investment universe.
Bar Chart Does Not Reflect Sales Loads [Text]	The returns in the bar chart are for Class A shares and do not reflect a sales charge. If the sales charge was reflected, the returns would be lower.
Bar Chart [Table]
Bar Chart Closing [Text Block]

High Quarter	June 30, 2020	11.22%
Low Quarter	March 31, 2020	-10.26%

Performance Table Heading	Average Annual Total Return (for the calendar periods ended as of December 31, 2025)
Performance Table Does Reflect Sales Loads	These returns reflect the maximum current sales charge for Class A (3.25%) and any applicable contingent deferred sales charge (“CDSC”) for Class C.
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the highest historical individual U.S. federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and the actual characterization of distributions, and may differ from those shown.
Performance Table Not Relevant to Tax Deferred	After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or to shares held by non-taxable entities.
Performance Table Explanation after Tax Higher	Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period. Also, Return After Taxes on Distributions and Sale of Fund Shares for a period may be greater than or equal to Return Before Taxes and/or Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.
Performance [Table]

	One Year	Five Years	Ten Years
Class A Return Before Taxes	16.17%	6.72%	5.35%
Class A Return After Taxes on Distributions	13.33%	4.73%	3.81%
Class A Return After Taxes on Distributions and the Sale of Class A Shares	9.73%	4.32%	3.49%
Class C Return Before Taxes	18.07%	6.65%	5.10%
Class I Return Before Taxes	20.35%	7.74%	6.00%
Class R Return Before Taxes	19.68%	7.18%	5.48%
Class R6 Return Before Taxes	20.41%	7.75%	6.05%
Bloomberg Global Aggregate Index (USD Hedged) (reflects no deduction for fees, expenses or taxes)	4.86%	0.34%	2.39%
ICE BofA 3-Month U.S. Treasury Bill Index (reflects no deduction for fees, expenses or taxes)	4.18%	3.17%	2.18%

Performance Table Footnotes, Reason Performance Information for Class Different from Immediately Preceding Period [Text]	The Class R6 performance shown above for the period prior to May 31, 2017 (commencement of operations) is the performance of Class I shares at net asset value without adjustment for any differences in the expenses of the two classes. If adjusted for such differences, returns would be different.
Performance Table One Class of after Tax Shown [Text]	After-tax returns for other Classes of shares will vary from the after-tax returns presented for Class A shares.
Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deduction for fees, expenses or taxesreflects no deduction for fees, expenses or taxes
Performance Table Closing [Text Block]
These returns reflect the maximum current sales charge for Class A (3.25%) and any applicable contingent deferred sales charge (“CDSC”) for Class C. Effective November 5, 2020, Class C shares automatically convert to Class A shares eight years after purchase. The average annual total returns listed for Class C reflect conversion to Class A shares after eight years. Prior to November 5, 2020, Class C shares automatically converted to Class A shares ten years after purchase. The Class R6 performance shown above for the period prior to May 31, 2017 (commencement of operations) is the performance of Class I shares at net asset value without adjustment for any differences in the expenses of the two classes. If adjusted for such differences, returns would be different. Investors cannot invest directly in an Index.
ICE® BofA® indices are not for redistribution or other uses; provided “as is”, without warranties, and with no liability.  Eaton Vance  has prepared this report and ICE Data Indices, LLC does not endorse it, or guarantee, review, or endorse Eaton Vance’s products.  BofA® is a licensed registered trademark of Bank of America Corporation in the United States and other countries.
BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”). BARCLAYS® is a trademark and service mark of Barclays Bank Plc (collectively with its affiliates, “Barclays”), used under license. Bloomberg or Bloomberg’s licensors, including Barclays, own all proprietary rights in the Bloomberg Barclays Indices. Neither Bloomberg nor Barclays is affiliated with Eaton Vance, and neither approves, endorses, reviews or recommends the Fund. Neither Bloomberg nor Barclays guarantees the timeliness, accurateness or completeness of any data or information relating to Bloomberg Global Aggregate Index (USD Hedged), and neither shall be liable in any way to Eaton Vance, investors in the Fund or other third parties in respect of the use or accuracy of Bloomberg Global Aggregate Index (USD Hedged)  or any data included therein.
After-tax returns are calculated using the highest historical individual U.S. federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and the actual characterization of distributions, and may differ from those shown. After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or to shares held by non-taxable entities. After-tax returns for other Classes of shares will vary from the after-tax returns presented for Class A shares.  Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period. Also, Return After Taxes on Distributions and Sale of Fund Shares for a period may be greater than or equal to Return Before Taxes and/or Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.

Performance Availability Website Address [Text]	www.eatonvance.com
Eaton Vance Global Income Funds | Eaton Vance Global Macro Absolute Return Advantage Fund | A
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	High Quarter
Highest Quarterly Return	11.22%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Low Quarter
Lowest Quarterly Return	(10.26%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Eaton Vance Global Income Funds | Eaton Vance Strategic Income Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns over time compare with those of one or more indexes intended to measure broad market performance. The Fund’s primary benchmark index was changed from the Bloomberg U.S. Aggregate Bond Index to the Bloomberg US Universal Index effective May 1, 2024 to comply with the regulation that requires the Fund’s primary benchmark to represent the overall applicable market. The additional index in the table provides a means to compare the Fund’s average annual returns to a benchmark that the investment adviser believes is representative of the Fund’s investment universe. The returns in the bar chart are for Class A shares and do not reflect a sales charge. If the sales charge was reflected, the returns would be lower. Past performance (both before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated Fund performance information can be obtained by visiting www.eatonvance.com.

Performance Past Does Not Indicate Future [Text]	Past performance (both before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns over time compare with those of one or more indexes intended to measure broad market performance. The Fund’s primary benchmark index was changed from the Bloomberg U.S. Aggregate Bond Index to the Bloomberg US Universal Index effective May 1, 2024 to comply with the regulation that requires the Fund’s primary benchmark to represent the overall applicable market. The additional index in the table provides a means to compare the Fund’s average annual returns to a benchmark that the investment adviser believes is representative of the Fund’s investment universe.
Bar Chart Does Not Reflect Sales Loads [Text]	The returns in the bar chart are for Class A shares and do not reflect a sales charge. If the sales charge was reflected, the returns would be lower.
Bar Chart [Table]
Bar Chart Closing [Text Block]

High Quarter	June 30, 2020	10.09%
Low Quarter	March 31, 2020	-7.39%

Performance Table Heading	Average Annual Total Return (for the calendar periods ended as of December 31, 2025)
Performance Table Does Reflect Sales Loads	These returns reflect the maximum current sales charge for Class A (3.25%) and any applicable contingent deferred sales charge (“CDSC”) for Class C.
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the highest historical individual U.S. federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and the actual characterization of distributions, and may differ from those shown.
Performance Table Not Relevant to Tax Deferred	After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or to shares held by non-taxable entities.
Performance Table Explanation after Tax Higher	Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period. Also, Return After Taxes on Distributions and Sale of Fund Shares for a period may be greater than or equal to Return Before Taxes and/or Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.
Performance [Table]

	One Year	Five Years	Ten Years
Class A Return Before Taxes	8.53%	4.28%	4.57%
Class A Return After Taxes on Distributions	5.53%	1.96%	2.54%
Class A Return After Taxes on Distributions and Sale of Class A Shares	4.96%	2.33%	2.69%
Class C Return Before Taxes	10.32%	4.21%	4.12%
Class I Return Before Taxes	12.45%	5.24%	5.17%
Class R Return Before Taxes	11.86%	4.72%	4.64%
Bloomberg U.S. Universal Index (reflects no deduction for fees, expenses or taxes)	7.58%	0.06%	2.43%
Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	7.30%	-0.36%	2.01%

Performance Table One Class of after Tax Shown [Text]	After-tax returns for other Classes of shares will vary from the after-tax returns presented for Class A shares.
Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deduction for fees, expenses or taxesreflects no deduction for fees, expenses or taxes
Performance Table Closing [Text Block]
These returns reflect the maximum current sales charge for Class A (3.25%) and any applicable contingent deferred sales charge (“CDSC”) for Class C. Effective November 5, 2020, Class C shares automatically convert to Class A shares eight years after purchase. The average annual total returns listed for Class C reflect conversion to Class A shares after eight years. Prior to November 5, 2020, Class C shares automatically converted to Class A shares ten years after purchase. Investors cannot invest directly in an Index.
BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”). BARCLAYS® is a trademark and service mark of Barclays Bank Plc (collectively with its affiliates, “Barclays”), used under license. Bloomberg or Bloomberg’s licensors, including Barclays, own all proprietary rights in the Bloomberg Barclays Indices. Neither Bloomberg nor Barclays is affiliated with Eaton Vance, and neither approves, endorses, reviews or recommends the Fund. Neither Bloomberg nor Barclays guarantees the timeliness, accurateness or completeness of any data or information relating to Bloomberg U.S. Universal Index or Bloomberg U.S. Aggregate Bond Index, and neither shall be liable in any way to Eaton Vance, investors in the Fund or other third parties in respect of the use or accuracy of Bloomberg U.S. Universal Index or Bloomberg U.S. Aggregate Bond Index  or any data included therein.
After-tax returns are calculated using the highest historical individual U.S. federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and the actual characterization of distributions, and may differ from those shown. After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or to shares held by non-taxable entities. After-tax returns for other Classes of shares will vary from the after-tax returns presented for
Class A shares.  Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period. Also, Return After Taxes on Distributions and Sale of Fund Shares for a period may be greater than or equal to Return Before Taxes and/or Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.

Performance Availability Website Address [Text]	www.eatonvance.com
Eaton Vance Global Income Funds | Eaton Vance Strategic Income Fund | A
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	High Quarter
Highest Quarterly Return	10.09%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Low Quarter
Lowest Quarterly Return	(7.39%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Eaton Vance Tax-Managed Funds | Eaton Vance Tax-Managed Equity Asset Allocation Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns over time compare with those of three broad-based securities market indices and with a blended index. The additional index(es) in the table provide a means to compare the Fund’s average annual returns to a benchmark that the investment adviser believes is representative of the Fund’s investment universe. The returns in the bar chart are for Class A shares and do not reflect a sales charge. If the sales charge was reflected, the returns would be lower. Past performance (both before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated Fund performance information can be obtained by visiting www.eatonvance.com.

Performance Past Does Not Indicate Future [Text]	Past performance (both before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns over time compare with those of three broad-based securities market indices and with a blended index. The additional index(es) in the table provide a means to compare the Fund’s average annual returns to a benchmark that the investment adviser believes is representative of the Fund’s investment universe.
Bar Chart Does Not Reflect Sales Loads [Text]	The returns in the bar chart are for Class A shares and do not reflect a sales charge. If the sales charge was reflected, the returns would be lower.
Bar Chart [Table]
Bar Chart Closing [Text Block]

High Quarter	June 30, 2020	19.62%
Low Quarter	March 31, 2020	-21.69%

Performance Table Heading	Average Annual Total Return (for the calendar periods ended December 31, 2025)
Performance Table Does Reflect Sales Loads	These returns reflect the maximum current sales charge for Class A (5.25%) and any applicable contingent deferred sales charge (“CDSC”) for Class C.
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the highest historical individual U.S. federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and the actual characterization of distributions, and may differ from those shown.
Performance Table Not Relevant to Tax Deferred	After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or to shares held by non-taxable entities.
Performance Table Explanation after Tax Higher	Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period. Also, Return After Taxes on Distributions and Sale of Fund Shares for a period may be greater than or equal to Return Before Taxes and/or Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.
Performance [Table]

	One Year	Five Years	Ten Years
Class A Return Before Taxes	6.18%	8.43%	10.28%
Class A Return After Taxes on Distributions	5.15%	8.00%	9.86%
Class A Return After Taxes on Distributions and Sale of Class A Shares	4.41%	6.63%	8.42%
Class C Return Before Taxes	10.24%	8.79%	10.22%
Class I Return Before Taxes	12.36%	9.88%	11.16%
Russell 3000® Index (reflects no deductions for fees, expenses or taxes)	17.15%	13.14%	14.27%
MSCI Europe, Australasia and Far East (EAFE) Index (reflects net dividends, which reflect the deduction of withholding taxes)	31.22%	8.92%	8.18%
ICE BofA Fixed Rate Preferred Securities Index (reflects no deductions for fees, expenses or taxes)	5.13%	1.61%	3.96%
Blended Index (reflects no deductions for fees, expenses or taxes)[1]	17.31%	11.61%	12.68%
[2]
Performance Table Footnotes, Reason Performance Information for Class Different from Immediately Preceding Period [Text]	Class I performance shown above for the period prior to September 11, 2015 (commencement of operations) is the performance of Class A shares at net asset value without adjustment for any differences in the expenses of the two classes. If adjusted for such differences, returns would be different.
Performance Table One Class of after Tax Shown [Text]	After-tax returns for other Classes of shares will vary from the after-tax returns presented for Class A shares.
Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deductions for fees, expenses or taxesreflects net dividends, which reflect the deduction of withholding taxesreflects no deductions for fees, expenses or taxesreflects no deductions for fees, expenses or taxes
Performance Table Closing [Text Block]
These returns reflect the maximum current sales charge for Class A (5.25%) and any applicable contingent deferred sales charge (“CDSC”) for Class C. Effective November 5, 2020, Class C shares automatically convert to Class A shares eight years after purchase. The average annual total returns listed for Class C reflect conversion to Class A shares after eight years. Prior to November 5, 2020, Class C shares automatically converted to Class A shares ten years after purchase. Class I performance shown above for the period prior to September 11, 2015 (commencement of operations) is the performance of Class A shares at net asset value without adjustment for any differences in the expenses of the two classes. If adjusted for such differences, returns would be different. Investors cannot invest directly in an Index.
Source for  MSCI EAFE Index: MSCI. MSCI data may not be reproduced or used for any other purpose.  MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder.
ICE® BofA® indices are not for redistribution or other uses; provided “as is”, without warranties, and with no liability.  Eaton Vance  has prepared this report and ICE Data Indices, LLC does not endorse it, or guarantee, review, or endorse Eaton Vance’s products.  BofA® is a licensed registered trademark of Bank of America Corporation in the United States and other countries.
After-tax returns are calculated using the highest historical individual U.S. federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and the actual characterization of distributions, and may differ from those shown. After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or to shares held by non-taxable entities. After-tax returns for other Classes of shares will vary from the after-tax returns presented for Class A shares.  Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period. Also, Return After Taxes on Distributions and Sale of Fund Shares for a period may be greater than or equal to Return Before Taxes and/or Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.

Performance Availability Website Address [Text]	www.eatonvance.com
Eaton Vance Tax-Managed Funds | Eaton Vance Tax-Managed Equity Asset Allocation Fund | A
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	High Quarter
Highest Quarterly Return	19.62%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Low Quarter
Lowest Quarterly Return	(21.69%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Eaton Vance Tax-Managed Funds | Eaton Vance Tax-Managed Multi-Cap Growth Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns over time compare with those of a broad-based securities market index. The returns in the bar chart are for Class A shares and do not reflect a sales charge. If the sales charge was reflected, the returns would be lower. Past performance (both before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The Fund’s performance reflects the effects of expense reductions for certain periods. Absent these reductions, performance for certain periods would have been lower. Updated Fund performance information can be obtained by visiting www.eatonvance.com.

Performance Past Does Not Indicate Future [Text]	Past performance (both before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns over time compare with those of a broad-based securities market index.
Bar Chart Does Not Reflect Sales Loads [Text]	The returns in the bar chart are for Class A shares and do not reflect a sales charge. If the sales charge was reflected, the returns would be lower.
Bar Chart [Table]
Bar Chart Closing [Text Block]

High Quarter	June 30, 2020	28.20%
Low Quarter	June 30, 2022	-19.96%

Performance Table Heading	Average Annual Total Return (for the calendar periods ended December 31, 2025)
Performance Table Does Reflect Sales Loads	These returns reflect the maximum current sales charge for Class A (5.25%) and any applicable contingent deferred sales charge (“CDSC”) for Class C.
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the highest historical individual U.S. federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and the actual characterization of distributions, and may differ from those shown.
Performance Table Not Relevant to Tax Deferred	After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or to shares held by non-taxable entities.
Performance Table Explanation after Tax Higher	Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period. Also, Return After Taxes on Distributions and Sale of Fund Shares for a period may be greater than or equal to Return Before Taxes and/or Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.
Performance [Table]

	One Year	Five Years	Ten Years
Class A Return Before Taxes	3.39%	7.86%	12.64%
Class A Return After Taxes on Distributions	1.48%	7.22%	12.13%
Class A Return After Taxes on Distributions and Sale of Class A Shares	3.34%	6.18%	10.55%
Class C Return Before Taxes	7.32%	8.22%	12.57%
Russell 3000® Growth (reflects no deduction for fees, expenses or taxes)	18.15%	14.58%	17.57%

Performance Table One Class of after Tax Shown [Text]	After-tax returns for other Classes of shares will vary from the after-tax returns presented for Class A shares.
Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deduction for fees, expenses or taxes
Performance Table Closing [Text Block]
These returns reflect the maximum current sales charge for Class A (5.25%) and any applicable contingent deferred sales charge (“CDSC”) for Class C. Effective November 5, 2020, Class C shares automatically convert to Class A shares eight years after purchase. The average annual total returns listed for Class C reflect conversion to Class A shares after eight years. Prior to November 5, 2020, Class C shares automatically converted to Class A shares ten years after purchase. Investors cannot invest directly in an Index.
After-tax returns are calculated using the highest historical individual U.S. federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and the actual characterization of distributions, and may differ from those shown. After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or to shares held by non-taxable entities. After-tax returns for other Classes of shares will vary from the after-tax returns presented for Class A shares.  Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period. Also, Return After Taxes on Distributions and Sale of Fund Shares for a period may be greater than or equal to Return Before Taxes and/or Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.

Performance Availability Website Address [Text]	www.eatonvance.com
Eaton Vance Tax-Managed Funds | Eaton Vance Tax-Managed Multi-Cap Growth Fund | A
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	High Quarter
Highest Quarterly Return	28.20%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Low Quarter
Lowest Quarterly Return	(19.96%)
Lowest Quarterly Return, Date	Jun. 30, 2022
Eaton Vance Tax-Managed Funds | Eaton Vance Tax-Managed Small-Cap Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns over time compare with those of one or more indexes intended to measure broad market performance. The Fund’s primary benchmark index was changed from the Russell 2000® Index to the Russell 3000® Index effective May 1, 2024 to comply with the regulation that requires the Fund’s primary benchmark to represent the overall applicable market. The additional index(es) in the table provide a means to compare the Fund’s average annual returns to a benchmark that the investment adviser believes is representative of the Fund’s investment universe. The returns in the bar chart are for Class A shares and do not reflect a sales charge. If the sales charge was reflected, the returns would be lower. Past performance (both before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated Fund performance information can be obtained by visiting www.eatonvance.com.

Performance Past Does Not Indicate Future [Text]	Past performance (both before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns over time compare with those of one or more indexes intended to measure broad market performance. The Fund’s primary benchmark index was changed from the Russell 2000® Index to the Russell 3000® Index effective May 1, 2024 to comply with the regulation that requires the Fund’s primary benchmark to represent the overall applicable market. The additional index(es) in the table provide a means to compare the Fund’s average annual returns to a benchmark that the investment adviser believes is representative of the Fund’s investment universe.
Bar Chart Does Not Reflect Sales Loads [Text]	The returns in the bar chart are for Class A shares and do not reflect a sales charge. If the sales charge was reflected, the returns would be lower.
Bar Chart [Table]
Bar Chart Closing [Text Block]

High Quarter	December 31, 2020	24.33%
Low Quarter	March 31, 2020	-24.83%

Performance Table Heading	Average Annual Total Return (for the calendar periods ended December 31, 2025)
Performance Table Does Reflect Sales Loads	These returns reflect the maximum current sales charge for Class A (5.25%) and any applicable contingent deferred sales charge (“CDSC”) for Class C.
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the highest historical individual U.S. federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and the actual characterization of distributions, and may differ from those shown.
Performance Table Not Relevant to Tax Deferred	After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or to shares held by non-taxable entities.
Performance Table Explanation after Tax Higher	Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period. Also, Return After Taxes on Distributions and Sale of Fund Shares for a period may be greater than or equal to Return Before Taxes and/or Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.
Performance [Table]

	One Year	Five Years	Ten Years
Class A Return Before Taxes	-11.51%	2.12%	7.43%
Class A Return After Taxes on Distributions	-12.87%	1.11%	6.17%
Class A Return After Taxes on Distributions and Sale of Class A Shares	-5.80%	1.67%	5.86%
Class C Return Before Taxes	-8.14%	2.45%	7.37%
Class I Return Before Taxes	-6.37%	3.47%	8.28%
Russell 3000® Index (reflects no deduction for fees, expenses or taxes)	17.15%	13.14%	14.27%
Russell 2000® Index (reflects no deduction for fees, expenses or taxes)	12.81%	6.09%	9.61%

Performance Table One Class of after Tax Shown [Text]	After-tax returns for other Classes of shares will vary from the after-tax returns presented for Class A shares.
Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deduction for fees, expenses or taxesreflects no deduction for fees, expenses or taxes
Performance Table Closing [Text Block]
These returns reflect the maximum current sales charge for Class A (5.25%) and any applicable contingent deferred sales charge (“CDSC”) for Class C. Effective November 5, 2020, Class C shares automatically convert to Class A shares eight years after purchase. The average annual total returns listed for Class C reflect conversion to Class A shares after eight years. Prior to November 5, 2020, Class C shares automatically converted to Class A shares ten years after purchase. Investors cannot invest directly in an Index.
After-tax returns are calculated using the highest historical individual U.S. federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and the actual characterization of distributions, and may differ from those shown. After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or to shares held by non-taxable entities. After-tax returns for other Classes of shares will vary from the after-tax returns presented for Class A shares.  Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period. Also, Return After Taxes on Distributions and Sale of Fund Shares for a period may be greater than or equal to Return Before Taxes and/or Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.

Performance Availability Website Address [Text]	www.eatonvance.com
Eaton Vance Tax-Managed Funds | Eaton Vance Tax-Managed Small-Cap Fund | A
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	High Quarter
Highest Quarterly Return	24.33%
Highest Quarterly Return, Date	Dec. 31, 2020
Lowest Quarterly Return, Label [Optional Text]	Low Quarter
Lowest Quarterly Return	(24.83%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Eaton Vance Tax-Managed Funds | Eaton Vance Tax-Managed Value Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns over time compare with those of one or more indexes intended to measure broad market performance. The Fund’s primary benchmark index was changed from the Russell 1000® Value Index to the Russell 3000® Index effective May 1, 2024 to comply with the regulation that requires the Fund’s primary benchmark to represent the overall applicable market. The additional index(es) in the table provide a means to compare the Fund’s average annual returns to a benchmark that the investment adviser believes is representative of the Fund’s investment universe. The returns in the bar chart are for Class A shares and do not reflect a sales charge. If the sales charge was reflected, the returns would be lower. Past performance (both before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated Fund performance information can be obtained by visiting www.eatonvance.com.

Performance Past Does Not Indicate Future [Text]	Past performance (both before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns over time compare with those of one or more indexes intended to measure broad market performance. The Fund’s primary benchmark index was changed from the Russell 1000® Value Index to the Russell 3000® Index effective May 1, 2024 to comply with the regulation that requires the Fund’s primary benchmark to represent the overall applicable market. The additional index(es) in the table provide a means to compare the Fund’s average annual returns to a benchmark that the investment adviser believes is representative of the Fund’s investment universe.
Bar Chart Does Not Reflect Sales Loads [Text]	The returns in the bar chart are for Class A shares and do not reflect a sales charge. If the sales charge was reflected, the returns would be lower.
Bar Chart [Table]
Bar Chart Closing [Text Block]

High Quarter	December 31, 2020	15.43%
Low Quarter	March 31, 2020	-25.96%

Performance Table Heading	Average Annual Total Return (for the calendar periods ended December 31, 2025)
Performance Table Does Reflect Sales Loads	These returns reflect the maximum current sales charge for Class A (5.25%) and any applicable contingent deferred sales charge (“CDSC”) for Class C.
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the highest historical individual U.S. federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and the actual characterization of distributions, and may differ from those shown.
Performance Table Not Relevant to Tax Deferred	After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or to shares held by non-taxable entities.
Performance Table Explanation after Tax Higher	Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period. Also, Return After Taxes on Distributions and Sale of Fund Shares for a period may be greater than or equal to Return Before Taxes and/or Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.
Performance [Table]

	One Year	Five Years	Ten Years
Class A Return Before Taxes	6.97%	8.75%	9.52%
Class A Return After Taxes on Distributions	5.94%	7.88%	8.94%
Class A Return After Taxes on Distributions and Sale of Class A Shares	4.84%	6.83%	7.76%
Class C Return Before Taxes	11.04%	9.10%	9.45%
Class I Return Before Taxes	13.16%	10.20%	10.39%
Russell 3000® Index (reflects no deduction for fees, expenses or taxes)	17.15%	13.14%	14.27%
Russell 1000® Value Index (reflects no deduction for fees, expenses or taxes)	15.91%	11.32%	10.52%

Performance Table One Class of after Tax Shown [Text]	After-tax returns for other Classes of shares will vary from the after-tax returns presented for Class A shares.
Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deduction for fees, expenses or taxesreflects no deduction for fees, expenses or taxes
Performance Table Closing [Text Block]
These returns reflect the maximum current sales charge for Class A (5.25%) and any applicable contingent deferred sales charge (“CDSC”) for Class C. Effective November 5, 2020, Class C shares automatically convert to Class A shares eight years after purchase. The average annual total returns listed for Class C reflect conversion to Class A shares after eight years. Prior to November 5, 2020, Class C shares automatically converted to Class A shares ten years after purchase. Investors cannot invest directly in an Index.
After-tax returns are calculated using the highest historical individual U.S. federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and the actual characterization of distributions, and may differ from those shown. After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or to shares held by non-taxable entities. After-tax returns for other Classes of shares will vary from the after-tax returns presented for Class A shares.  Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period. Also, Return After Taxes on Distributions and Sale of Fund Shares for a period may be greater than or equal to Return Before Taxes and/or Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.

Performance Availability Website Address [Text]	www.eatonvance.com
Eaton Vance Tax-Managed Funds | Eaton Vance Tax-Managed Value Fund | A
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	High Quarter
Highest Quarterly Return	15.43%
Highest Quarterly Return, Date	Dec. 31, 2020
Lowest Quarterly Return, Label [Optional Text]	Low Quarter
Lowest Quarterly Return	(25.96%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Eaton Vance Emerging and Frontier Countries Equity Fund | Eaton Vance Emerging and Frontier Countries Equity Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns over time compare with those of one or more indexes intended to measure broad market performance. The Fund’s primary benchmark index was changed from the MSCI Emerging Markets Equal Country Weighted Index to the MSCI Emerging Markets Index effective May 1, 2024 to comply with the regulation that requires the Fund’s primary benchmark to represent the overall applicable market. The additional index(es) in the table provide a means to compare the Fund’s average annual returns to a benchmark that the investment adviser believes is representative of the Fund’s investment universe. The returns in the bar chart are for Class A shares and do not reflect a sales charge. If the sales charge was reflected, the returns would be lower. Past performance (both before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The Fund’s performance reflects the effects of expense reductions. Absent these reductions, performance would have been lower. Updated Fund performance information can be obtained by visiting www.eatonvance.com.

Performance Past Does Not Indicate Future [Text]	Past performance (both before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns over time compare with those of one or more indexes intended to measure broad market performance. The Fund’s primary benchmark index was changed from the MSCI Emerging Markets Equal Country Weighted Index to the MSCI Emerging Markets Index effective May 1, 2024 to comply with the regulation that requires the Fund’s primary benchmark to represent the overall applicable market. The additional index(es) in the table provide a means to compare the Fund’s average annual returns to a benchmark that the investment adviser believes is representative of the Fund’s investment universe.
Bar Chart Does Not Reflect Sales Loads [Text]	The returns in the bar chart are for Class A shares and do not reflect a sales charge. If the sales charge was reflected, the returns would be lower.
Bar Chart [Table]
Bar Chart Closing [Text Block]

High Quarter	December 31, 2020	23.40%
Low Quarter	March 31, 2020	-26.76%

Performance Table Heading	Average Annual Total Return (for the calendar periods ended December 31, 2025)
Performance Table Does Reflect Sales Loads	These returns reflect the maximum current sales charge for Class A (5.25%).
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the highest historical individual U.S. federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and the actual characterization of distributions, and may differ from those shown.
Performance Table Not Relevant to Tax Deferred	After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or to shares held by non-taxable entities.
Performance Table Explanation after Tax Higher	Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period. Also, Return After Taxes on Distributions and Sale of Fund Shares for a period may be greater than or equal to Return Before Taxes and/or Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.
Performance [Table]

	One Year	Five Years	Ten Years
Class A Return Before Taxes	25.90%	11.18%	10.08%
Class A Return After Taxes on Distributions	24.72%	10.34%	9.55%
Class A Return After Taxes on Distributions and Sale of Class A Shares	15.92%	8.66%	8.17%
Class I Return Before Taxes	33.21%	12.68%	10.95%
MSCI Emerging Markets Index (reflects net dividends, which reflect the deduction of withholding taxes)	33.57%	4.19%	8.41%
MSCI Emerging Markets Equal Country Weighted Index (reflects net dividends, which reflect the deduction of withholding taxes)	41.24%	10.88%	8.60%
MSCI Frontier Markets Index (reflects net dividends, which reflect the deduction of withholding taxes)	46.86%	9.60%	7.91%
Blended Index (reflects no deduction for fees, expenses or taxes)	44.18%	10.39%	8.43%

Performance Table One Class of after Tax Shown [Text]	After-tax returns for other Classes of shares will vary from the after-tax returns presented for Class A shares.
Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects net dividends, which reflect the deduction of withholding taxesreflects net dividends, which reflect the deduction of withholding taxesreflects net dividends, which reflect the deduction of withholding taxesreflects no deduction for fees, expenses or taxes
Performance Table Closing [Text Block]
These returns reflect the maximum current sales charge for Class A (5.25%).   Investors cannot invest directly in an Index.
Source for  MSCI Emerging Markets Equal Country Weighted Index and MSCI Frontier Markets Index: MSCI. MSCI data may not be reproduced or used for any other purpose.  MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder.
After-tax returns are calculated using the highest historical individual U.S. federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and the actual characterization of distributions, and may differ from those shown. After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or to shares held by non-taxable entities. After-tax returns for other Classes of shares will vary from the after-tax returns presented for Class A shares.  Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period. Also, Return After Taxes on Distributions and Sale of Fund Shares for a period may be greater than or equal to Return Before Taxes and/or Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.

Performance Availability Website Address [Text]	www.eatonvance.com
Eaton Vance Emerging and Frontier Countries Equity Fund | Eaton Vance Emerging and Frontier Countries Equity Fund | A
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	High Quarter
Highest Quarterly Return	23.40%
Highest Quarterly Return, Date	Dec. 31, 2020
Lowest Quarterly Return, Label [Optional Text]	Low Quarter
Lowest Quarterly Return	(26.76%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Eaton Vance Global Equity Income Fund | Eaton Vance Global Equity Income Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns over time compare with those of a broad-based securities market index. The returns in the bar chart are for Class A shares and do not reflect a sales charge. If the sales charge was reflected, the returns would be lower. Past performance (both before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated Fund performance information can be obtained by visiting www.eatonvance.com.

Performance Past Does Not Indicate Future [Text]	Past performance (both before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns over time compare with those of a broad-based securities market index.
Bar Chart Does Not Reflect Sales Loads [Text]	The returns in the bar chart are for Class A shares and do not reflect a sales charge. If the sales charge was reflected, the returns would be lower.
Bar Chart [Table]
Bar Chart Closing [Text Block]

High Quarter	June 30, 2020	19.26%
Low Quarter	March 31, 2020	-22.27%

Performance Table Heading	Average Annual Total Return (for the calendar periods ended December 31, 2025)
Performance Table Does Reflect Sales Loads	These returns reflect the maximum current sales charge for Class A (5.25%) and any applicable contingent deferred sales charge (“CDSC”) for Class C.
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the highest historical individual U.S. federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and the actual characterization of distributions, and may differ from those shown.
Performance Table Not Relevant to Tax Deferred	After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or to shares held by non-taxable entities.
Performance Table Explanation after Tax Higher	Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period. Also, Return After Taxes on Distributions and Sale of Fund Shares for a period may be greater than or equal to Return Before Taxes and/or Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.
Performance [Table]

	One Year	Five Years	Ten Years
Class A Return Before Taxes	17.44%	9.79%	9.76%
Class A Return After Taxes on Distributions	16.24%	8.47%	8.68%
Class A Return After Taxes on Distributions and Sale of Class A Shares	11.02%	7.42%	7.70%
Class C Return Before Taxes	21.98%	10.16%	9.69%
Class I Return Before Taxes	24.22%	11.26%	10.63%
MSCI World Index (reflects net dividends, which reflect the deduction of withholding taxes)	21.09%	12.14%	12.16%

Performance Table One Class of after Tax Shown [Text]	After-tax returns for other Classes of shares will vary from the after-tax returns presented for Class A shares.
Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects net dividends, which reflect the deduction of withholding taxes
Performance Table Closing [Text Block]
These returns reflect the maximum current sales charge for Class A (5.25%) and any applicable contingent deferred sales charge (“CDSC”) for Class C. Effective November 5, 2020, Class C shares automatically convert to Class A shares eight years after purchase. The average annual total returns listed for Class C reflect conversion to Class A shares after eight years. Prior to November 5, 2020, Class C shares automatically converted to Class A shares ten years after purchase. Investors cannot invest directly in an Index.
Source for  MSCI World Index: MSCI. MSCI data may not be reproduced or used for any other purpose.  MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder.
After-tax returns are calculated using the highest historical individual U.S. federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and the actual characterization of distributions, and may differ from those shown. After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or to shares held by non-taxable entities. After-tax returns for other Classes of shares will vary from the after-tax returns presented for Class A shares.  Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period. Also, Return After Taxes on Distributions and Sale of Fund Shares for a period may be greater than or equal to Return Before Taxes and/or Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.

Performance Availability Website Address [Text]	www.eatonvance.com
Eaton Vance Global Equity Income Fund | Eaton Vance Global Equity Income Fund | A
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	High Quarter
Highest Quarterly Return	19.26%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Low Quarter
Lowest Quarterly Return	(22.27%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Eaton Vance Global Income Builder Fund | Eaton Vance Global Income Builder Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns over time compare with those of a broad-based securities market index and a blended index. The returns in the bar chart are for Class A shares and do not reflect a sales charge. If the sales charge was reflected, the returns would be lower. Past performance (both before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The Fund’s performance reflects the effects of expense reductions. Absent these reductions, performance would have been lower. Updated Fund performance information can be obtained by visiting www.eatonvance.com.

Performance Past Does Not Indicate Future [Text]	Past performance (both before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns over time compare with those of a broad-based securities market index and a blended index.
Bar Chart Does Not Reflect Sales Loads [Text]	The returns in the bar chart are for Class A shares and do not reflect a sales charge. If the sales charge was reflected, the returns would be lower.
Bar Chart [Table]
Bar Chart Closing [Text Block]

High Quarter	June 30, 2020	15.68%
Low Quarter	March 31, 2020	-19.56%

Performance Table Heading	Average Annual Total Return (for the calendar periods ended December 31, 2025)
Performance Table Does Reflect Sales Loads	These returns reflect the maximum current sales charge for the Class A (5.25%) and any applicable contingent deferred sales charge (“CDSC”) for Class C.
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the highest historical individual U.S. federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and the actual characterization of distributions, and may differ from those shown.
Performance Table Not Relevant to Tax Deferred	After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or to shares held by non-taxable entities.
Performance Table Explanation after Tax Higher	Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period. Also, Return After Taxes on Distributions and Sale of Fund Shares for a period may be greater than or equal to Return Before Taxes and/or Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.
Performance [Table]

	One Year	Five Years	Ten Years
Class A Return Before Taxes	13.79%	6.86%	7.65%
Class A Return After Taxes on Distributions	12.00%	5.35%	6.40%
Class A Return After Taxes on Distributions and Sale of Class A Shares	8.64%	4.86%	5.75%
Class C Return Before Taxes	18.10%	7.22%	7.61%
Class I Return Before Taxes	20.44%	8.30%	8.53%
Class R Return Before Taxes	19.86%	7.74%	7.96%
MSCI World Index (reflects net dividends, which reflect the deduction of withholding taxes)	21.09%	12.14%	12.16%
ICE BofAML Developed Markets High Yield Ex-Subordinated Financial Index (reflect no deductions for fees, expenses or taxes)	10.70%	3.99%	6.07%
Blended Index	17.43%	9.31%	10.09%

Performance Table One Class of after Tax Shown [Text]	After-tax returns for other Classes of shares will vary from the after-tax returns presented for Class A shares.
Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects net dividends, which reflect the deduction of withholding taxesreflect no deductions for fees, expenses or taxes
Performance Table Closing [Text Block]
These returns reflect the maximum current sales charge for the Class A (5.25%) and any applicable contingent deferred sales charge (“CDSC”) for Class C. Effective November 5, 2020, Class C shares automatically convert to Class A shares eight years after purchase. The average annual total returns listed for Class C reflect conversion to Class A shares after eight years. Prior to November 5, 2020, Class C shares automatically converted to Class A shares ten years after purchase. Prior to December 7, 2015, the Fund invested at least 80% of net assets in dividend-paying common and preferred stocks. Effective December 7, 2015, the Fund changed its principal investment strategies to invest in common stocks, preferred stocks and other hybrid securities and income instruments of U.S. and foreign issuers. As of such date, the Fund is no longer required to invest at least 80% of its net assets in dividend-paying common and preferred stocks. Investors cannot invest directly in an Index.
Source for  MSCI World Index: MSCI. MSCI data may not be reproduced or used for any other purpose.  MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder.
ICE® BofA® indices are not for redistribution or other uses; provided “as is”, without warranties, and with no liability.  Eaton Vance  has prepared this report and ICE Data Indices, LLC does not endorse it, or guarantee, review, or endorse Eaton Vance’s products.  BofA® is a licensed registered trademark of Bank of America Corporation in the United States and other countries.
After-tax returns are calculated using the highest historical individual U.S. federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and the actual characterization of distributions, and may differ from those shown. After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or to shares held by non-taxable entities. After-tax returns for other Classes of shares will vary from the after-tax returns presented for Class A shares.  Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period. Also, Return After Taxes on Distributions and Sale of Fund Shares for a period may be greater than or equal to Return Before Taxes and/or Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.

Performance Availability Website Address [Text]	www.eatonvance.com
Eaton Vance Global Income Builder Fund | Eaton Vance Global Income Builder Fund | A
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	High Quarter
Highest Quarterly Return	15.68%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Low Quarter
Lowest Quarterly Return	(19.56%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Eaton Vance High Income Opportunities Fund | Eaton Vance High Income Opportunities Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns over time compare with those of one or more indexes intended to measure broad market performance. The Fund’s primary benchmark index was changed from the ICE BofA U.S. High Yield Index to the Bloomberg U.S. Universal Index effective May 1, 2024 to comply with the regulation that requires the Fund’s primary benchmark to represent the overall applicable market. The additional index(es) in the table provide a means to compare the Fund’s average annual returns to a benchmark that the investment adviser believes is representative of the Fund’s investment universe. The returns in the bar chart are for Class A shares and do not reflect a sales charge. If the sales charge was reflected, the returns would be lower. Past performance (both before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated Fund performance information can be obtained by visiting www.eatonvance.com.

Performance Past Does Not Indicate Future [Text]	Past performance (both before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns over time compare with those of one or more indexes intended to measure broad market performance. The Fund’s primary benchmark index was changed from the ICE BofA U.S. High Yield Index to the Bloomberg U.S. Universal Index effective May 1, 2024 to comply with the regulation that requires the Fund’s primary benchmark to represent the overall applicable market. The additional index(es) in the table provide a means to compare the Fund’s average annual returns to a benchmark that the investment adviser believes is representative of the Fund’s investment universe.
Bar Chart Does Not Reflect Sales Loads [Text]	The returns in the bar chart are for Class A shares and do not reflect a sales charge. If the sales charge was reflected, the returns would be lower.
Bar Chart [Table]
Bar Chart Closing [Text Block]

High Quarter	June 30, 2020	9.51%
Low Quarter	March 31, 2020	-14.19%

Performance Table Heading	Average Annual Total Return (for the calendar periods ended December 31, 2025)
Performance Table Does Reflect Sales Loads	These returns reflect the maximum current sales charge for Class A (3.25%) and any applicable contingent deferred sales charge (“CDSC”) for Class C.
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the highest historical individual U.S. federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and the actual characterization of distributions, and may differ from those shown.
Performance Table Not Relevant to Tax Deferred	After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or to shares held by non-taxable entities.
Performance Table Explanation after Tax Higher	Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period. Also, Return After Taxes on Distributions and Sale of Fund Shares for a period may be greater than or equal to Return Before Taxes and/or Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.
Performance [Table]

	One Year	Five Years	Ten Years
Class A Return Before Taxes	3.92%	3.78%	4.61%
Class A Return After Taxes on Distributions	1.33%	1.60%	2.32%
Class A Return After Taxes on Distributions and the Sale of Class A Shares	2.27%	2.00%	2.53%
Class C Return Before Taxes	5.60%	3.71%	4.34%
Class I Return Before Taxes	7.67%	4.73%	5.24%
Class R6 Return Before Taxes	7.51%	4.71%	5.23%
Bloomberg U.S. Universal Index (reflects no deduction for fees, expenses or taxes)	2.04%	0.06%	1.73%
ICE BofA U.S. High Yield Index (reflects no deduction for fees, expenses or taxes)	8.20%	4.04%	5.08%
ICE BofA U.S. High Yield Constrained Index (reflects no deduction for fees, expenses or taxes)	8.20%	4.02%	5.07%

Performance Table Footnotes, Reason Performance Information for Class Different from Immediately Preceding Period [Text]	The Class R6 performance shown above for the period prior to June 30, 2023 (commencement of operations) is the performance of Class I shares at net asset value without adjustment for any differences in the expenses of the two classes. If adjusted for such differences, returns would be different.
Performance Table One Class of after Tax Shown [Text]	After-tax returns for other Classes of shares will vary from the after-tax returns presented for Class A shares.
Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deduction for fees, expenses or taxesreflects no deduction for fees, expenses or taxesreflects no deduction for fees, expenses or taxes
Performance Table Closing [Text Block]
These returns reflect the maximum current sales charge for Class A (3.25%) and any applicable contingent deferred sales charge (“CDSC”) for Class C. Effective November 5, 2020, Class C shares automatically convert to Class A shares eight years after purchase. The average annual total returns listed for Class C reflect conversion to Class A shares after eight years. Prior to November 5, 2020, Class C shares automatically converted to Class A shares ten years after purchase. The Class R6 performance shown above for the period prior to June 30, 2023 (commencement of operations) is the performance of Class I shares at net asset value without adjustment for any differences in the expenses of the two classes. If adjusted for such differences, returns would be different. Investors cannot invest directly in an Index.
BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”). BARCLAYS® is a trademark and service mark of Barclays Bank Plc (collectively with its affiliates, “Barclays”), used under license. Bloomberg or Bloomberg’s licensors, including Barclays, own all proprietary rights in the Bloomberg Barclays Indices. Neither Bloomberg nor Barclays is affiliated with Eaton Vance, and neither approves, endorses, reviews or recommends the Fund. Neither Bloomberg nor Barclays guarantees the timeliness, accurateness or completeness of any data or information relating to Bloomberg U.S. Universal Index, and neither shall be liable in any way to Eaton Vance, investors in the Fund or other third parties in respect of the use or accuracy of Bloomberg U.S. Universal Index  or any data included therein.
ICE® BofA® indices are not for redistribution or other uses; provided “as is”, without warranties, and with no liability.  Eaton Vance  has prepared this report and ICE Data Indices, LLC does not endorse it, or guarantee, review, or endorse Eaton Vance’s products.  BofA® is a licensed registered trademark of Bank of America Corporation in the United States and other countries.
After-tax returns are calculated using the highest historical individual U.S. federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and the actual characterization of distributions, and may differ from those shown. After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or to shares held by non-taxable entities. After-tax returns for other Classes of shares will vary from the after-tax returns presented for
Class A shares.  Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period. Also, Return After Taxes on Distributions and Sale of Fund Shares for a period may be greater than or equal to Return Before Taxes and/or Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.

Performance Availability Website Address [Text]	www.eatonvance.com
Eaton Vance High Income Opportunities Fund | Eaton Vance High Income Opportunities Fund | A
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	High Quarter
Highest Quarterly Return	9.51%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Low Quarter
Lowest Quarterly Return	(14.19%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Eaton Vance Multi-Asset Credit Fund | Eaton Vance Multi-Asset Credit Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual total returns over time compare with those of one or more indexes intended to measure broad market performance. The Fund’s primary benchmark index was changed from the Morningstar® LSTA® US Leveraged Loan Index to the Bloomberg U.S. Universal Index effective May 1, 2024 to comply with the regulation that requires the Fund’s primary benchmark to represent the overall applicable market. The additional index(es) in the table provide a means to compare the Fund’s average annual returns to a benchmark that the investment adviser believes is representative of the Fund’s investment universe. The returns in the bar chart are for Class A shares and do not reflect a sales charge. If the sales charge was reflected, the returns would be lower. Past performance (both before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The Fund’s performance reflects the effects of expense reductions for certain periods. Absent these reductions, performance for certain periods would have been lower. Updated Fund performance information can be obtained by visiting www.eatonvance.com.

Performance Past Does Not Indicate Future [Text]	Past performance (both before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual total returns over time compare with those of one or more indexes intended to measure broad market performance. The Fund’s primary benchmark index was changed from the Morningstar® LSTA® US Leveraged Loan Index to the Bloomberg U.S. Universal Index effective May 1, 2024 to comply with the regulation that requires the Fund’s primary benchmark to represent the overall applicable market. The additional index(es) in the table provide a means to compare the Fund’s average annual returns to a benchmark that the investment adviser believes is representative of the Fund’s investment universe.
Bar Chart Does Not Reflect Sales Loads [Text]	The returns in the bar chart are for Class A shares and do not reflect a sales charge. If the sales charge was reflected, the returns would be lower.
Bar Chart [Table]
Bar Chart Closing [Text Block]

High Quarter	June 30, 2020	9.13%
Low Quarter	March 31, 2020	-13.70%

Performance Table Heading	Average Annual Total Return (for the calendar periods ended December 31, 2025)
Performance Table Does Reflect Sales Loads	These returns reflect the maximum current sales charge for Class A (3.25%) and any applicable contingent deferred sales charge (“CDSC”) for Class C.
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the highest historical individual U.S. federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and the actual characterization of distributions, and may differ from those shown.
Performance Table Not Relevant to Tax Deferred	After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or to shares held by non-taxable entities.
Performance Table Explanation after Tax Higher	Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period. Also, Return After Taxes on Distributions and Sale of Fund Shares for a period may be greater than or equal to Return Before Taxes and/or Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.
Performance [Table]

	One Year	Five Years	Ten Years
Class A Return Before Taxes	2.68%	3.82%	4.66%
Class A Return After Taxes on Distributions	-0.10%	1.32%	2.73%
Class A Return After Taxes on Distributions and Sale of Class A Shares	1.54%	1.80%	2.76%
Class C Return Before Taxes	4.22%	3.71%	4.43%
Class I Return Before Taxes	6.27%	4.76%	5.32%
Class R6 Return Before Taxes	6.31%	4.80%	5.35%
Bloomberg U.S. Universal Index (reflects no deduction for fees, expenses or taxes)	7.58%	0.06%	2.43%
Morningstar® LSTA® US Leveraged Loan Index (reflects no deduction for fees, expenses or taxes)	5.90%	6.42%	5.82%
ICE BofA Developed Markets High Yield ex-Subordinated Financials Index – Hedged USD (reflects no deduction for fees, expenses or taxes)	8.24%	4.66%	6.43%
Blended Index (reflects no deduction for fees, expenses or taxes)	7.07%	5.57%	6.15%

Performance Table Footnotes, Reason Performance Information for Class Different from Immediately Preceding Period [Text]	The Class R6 performance shown above for the period prior to September 3, 2019 (commencement of operations) is the performance of Class I shares at net asset value without adjustment for any differences in the expenses of the two classes. If adjusted for such differences, returns would be different.
Performance Table One Class of after Tax Shown [Text]	After-tax returns for other Classes of shares will vary from the after-tax returns presented for Class A shares.
Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deduction for fees, expenses or taxesreflects no deduction for fees, expenses or taxesreflects no deduction for fees, expenses or taxesreflects no deduction for fees, expenses or taxes
Performance Table Closing [Text Block]
These returns reflect the maximum current sales charge for Class A (3.25%) and any applicable contingent deferred sales charge (“CDSC”) for Class C. Effective November 5, 2020, Class C shares automatically convert to Class A shares eight years after purchase. The average annual total returns listed for Class C reflect conversion to Class A shares after eight years. Prior to November 5, 2020, Class C shares automatically converted to Class A shares ten years after purchase. The Class R6 performance shown above for the period prior to September 3, 2019 (commencement of operations) is the performance of Class I shares at net asset value without adjustment for any differences in the expenses of the two classes. If adjusted for such differences, returns would be different. Investors cannot invest directly in an Index.
Effective September 15, 2018, the Fund changed its investment strategy to invest at least 80% of its net assets (plus any borrowings for investment purposes) in credit-related investments. Prior to September 15, 2018, the Fund was a “fund-of-funds” and invested primarily among other investment companies managed by Eaton Vance and its affiliates that invested in various asset classes. Effective September 15, 2018, the Fund changed its primary benchmark to the Morningstar® LSTA® Leveraged Loan Index to reflect the Fund’s revised investment strategy.
BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”). BARCLAYS® is a trademark and service mark of Barclays Bank Plc (collectively with its affiliates, “Barclays”), used under license. Bloomberg or Bloomberg’s licensors, including Barclays, own all proprietary rights in the Bloomberg Barclays Indices. Neither Bloomberg nor Barclays is affiliated with Eaton Vance, and neither approves, endorses, reviews or recommends the Fund. Neither Bloomberg nor Barclays guarantees the timeliness, accurateness or completeness of any data or information relating to Bloomberg U.S. Universal Index, and neither shall be liable in any way to Eaton Vance, investors in the Fund or other third parties in respect of the use or accuracy of Bloomberg U.S. Universal Index  or any data included therein.
ICE® BofA® indices are not for redistribution or other uses; provided “as is”, without warranties, and with no liability.  Eaton Vance  has prepared this report and ICE Data Indices, LLC does not endorse it, or guarantee, review, or endorse Eaton Vance’s products.  BofA® is a licensed registered trademark of Bank of America Corporation in the United States and other countries.
Morningstar® LSTA® US Leveraged Loan Index is a product of Morningstar, Inc. (“Morningstar”) licensed for use by Eaton Vance. Morningstar® is a registered trademark of Morningstar licensed for certain use by Eaton Vance. Loan Syndications and Trading Association® and LSTA® are trademarks of the LSTA licensed for certain use by Morningstar, and further sublicensed by Morningstar for certain use by Eaton Vance. Neither Morningstar nor LSTA guarantees the accuracy and/or completeness of the Morningstar® LSTA® US Leveraged Loan Index or any data included therein, and shall have no liability for any errors, omissions, or interruptions therein.
After-tax returns are calculated using the highest historical individual U.S. federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and the actual characterization of distributions, and may differ from those shown. After-tax returns are not relevant to shareholders who hold shares in tax-deferred accounts or to shares held by non-taxable entities. After-tax returns for other Classes of shares will vary from the after-tax returns presented for Class A shares.  Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period. Also, Return After Taxes on Distributions and Sale of Fund Shares for a period may be greater than or equal to Return Before Taxes and/or Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.

Performance Availability Website Address [Text]	www.eatonvance.com
Eaton Vance Multi-Asset Credit Fund | Eaton Vance Multi-Asset Credit Fund | A
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	High Quarter
Highest Quarterly Return	9.13%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Low Quarter
Lowest Quarterly Return	(13.70%)
Lowest Quarterly Return, Date	Mar. 31, 2020

[1]
*	The Blended Index consists of 80% FTSE World Government Bond Index and 20% JPMorgan GB-EM Global Diversified Index.

[2]
1	The Blended Index consists of 80% Russell 3000® Index, 10% MSCI EAFE Index and 10% ICE BofA Fixed Rate Preferred Securities Index, rebalanced monthly.